Semiannual Report as of August 31, 2001

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $90 billion in assets under management. With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
October 2001

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

Dear Evergreen Shareholders,

Markets Negatively Impacted after National Tragedy

Since the national tragedy of September 11, 2001, financial markets have suffered closures, losses and negative sentiment surrounding the potential effects of an economic recession. The stock market has witnessed days of strong resurgence coupled with significant single-day point declines. The national mood, while sometimes somber, appears to be infused with a determined patriotic spirit that is challenging predictions of economic recession. An incident such as this has impacted the U.S. financial markets’ ability to conduct business as usual. Fortunately, immediately following the events, Central Banks cooperated to facilitate global liquidity needs. Despite sharp initial declines in many markets, European exchanges, the U.S. dollar and oil prices stabilized approximately 48 hours after the event. Since the tragedy, the markets have seen more negative days than positive, but historically, the markets have been volatile, with declines of over 10 percent 21 times, and over 20 percent 8 times, since 1970. As expected in the short term, we will most likely find ourselves in a rocky and difficult period.

Regardless of the temporary disruptions the markets have faced, we want to assure you that this situation does not have a lasting effect on our management of your assets. Evergreen invests in securities of productive and financially solid corporations, and sound national and municipal governments. While a terrorist attack can create dislocation, it will not overcome the economic and financial opportunities of this nation and the world.

Rest assured our investment disciplines have not been interrupted by this sequence of events. Our systems and investment professionals are in place, and we continue to evaluate your portfolio and the financial markets. Our thoughts and prayers go out to all of you whose colleagues, friends and families were impacted by this terrible event. We remain committed to the continued management of your portfolio in this time of extreme challenge for the financial markets and for our country.

Market Update as of August 31, 2001

The six-month period ended August 31 was one of the more disappointing ones in more than two decades of stock market activity. During this six-month period, the S&P 500 Index was off around 8% and most other major indices showed major declines. Leading the market lower was the technology sector, which was adjusting for a very overbought position built up during the previous two years. However, the market itself was not the only problem, the economy slowed markedly as a result of the monetary tightening policy implemented by the Federal Reserve Board.

As both the stock market and the economy continued to show a decline as the new calendar year began, the Federal Reserve Board changed policies and began an aggressive program of interest rate reductions. While these reductions in interest rates have helped the bond market, the economy and the stock market have yet to react to the new aggressive policy. We remain convinced that we were in a process of normal economic cyclical slowdown up until the events of September 11th. Although we had expected that the economy and corporate profits would react positively to the monetary and fiscal stimulation put into place, we believe now that the timetable for that recovery may stretch out further. History has shown us that after sudden external shocks, the markets may react negatively in the immediate days following, but tend to recover in the subsequent months.

We invite you to visit our enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds. Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Company, Inc.

 EVERGREEN
Cash Management Money Market Fund
Fund at a Glance as of August 31, 2001

Portfolio Management

J. Kellie Allen	Bryan K. White, CFA
Tenure: March 2001	Tenure: March 2001

PERFORMANCE AND RETURNS1
Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional Money Markets Average	90-Day Treasury Bill
Class Inception Date	3/1/2001	3/1/2001	3/1/2001	03/1/2001	3/1/2001	3/1/2001	3/26/2001
Cumulative Total Returns

Since Portfolio Inception	2.19%	2.16%	2.14%	2.06%	1.93%	1.86%	1.48%	2.13%	1.86%

7-day annualized yield	3.46%	3.41%	3.36%	3.21%	2.96%	2.81%	2.66%	n/a	n/a

30-day annualized yield	3.58%	3.53%	3.48%	3.33%	3.08%	2.93%	2.78%	n/a	n/a

Cumulative distributions per share	$0.02	$0.02	$0.02	$0.02	$0.02	$0.02	$0.01	n/a	n/a

PORTFOLIO COMPOSITION
(based on 8/31/2001 portfolio assets)

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$533,628,329
Average Maturity:	49 Days

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs 12b-1 fees of 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses.

All classes of the fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

U.S. Government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Cash Management Treasury Money Market Fund
Fund at a Glance as of August 31, 2001

Portfolio Management

J. Kellie Allen	Bryan K. White, CFA
Tenure: May 2001	Tenure: May 2001

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper U.S. Teasury Money Markets Average	90-Day Treasury Bill
Class Inception Date	5/15/2001	5/15/2001	5/15/2001	5/15/2001	5/15/2001	5/15/2001	5/15/2001

Cumulative Total Returns

Since Portfolio Inception	1.14%	1.13%	1.11%	1.07%	0.99%	0.95%	0.90%	1.21%	1.16%

7-day annualized yield	3.51%	3.46%	3.41%	3.26%	3.01%	2.86%	2.71%	n/a	n/a

30-day annualized yield	3.64%	3.59%	3.54%	3.39%	3.14%	2.99%	2.84%	n/a	n/a

Cumulative distributions per share	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	n/a	n/a

PORTFOLIO COMPOSITION

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$119,868,259
Average Maturity:	1 day

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs 12b-1 fees of 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses.

All classes of the fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

U.S. Government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Fund at a Glance as of August 31, 2001

Portfolio Management

J. Kellie Allen	Bryan K. White, CFA
Tenure: November 1996	Tenure: November 1996

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional Money Markets Average	90-Day Treasury Bill
Class Inception Date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001

6 month return	2.29%	2.28%	2.26%	2.16%	2.12%	2.07%	2.02%	2.13%	1.86%

Average Annual Total Returns

1 year	5.58%	5.56%	5.54%	5.31%	5.40%	5.35%	5.30%	5.26%	4.79%

Since Portfolio Inception	5.65%	5.65%	5.64%	5.39%	5.61%	5.60%	5.59%	5.35%	5.04%

7-day annualized yield	3.66%	3.61%	3.56%	3.41%	3.16%	3.01%	2.86%	n/a	n/a

30-day annualized yield	3.77%	3.72%	3.67%	3.52%	3.27%	3.12%	2.97%	n/a	n/a

6-month distributions per share	$0.02	$0.01	$0.01	$0.02	$0.01	$0.01	$0.01	n/a	n/a

PORTFOLIO COMPOSITION

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$13,497,592,887
Average Maturity:	58 days

1Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV, 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

All classes of the fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Fund at a Glance as of August 31, 2001

Portfolio Management

Steven C. Shachat
Tenure: May 1998

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional Tax-Exempt Money Markets Average	90-Day Treasury Bill
Class Inception Date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001	5/1/2001	5/1/2001

6 month return	1.63%	1.61%	1.60%	1.50%	1.46%	1.41%	1.36%	1.40%	1.86%
Average Annual Total Returns

1 year	3.74%	3.72%	3.71%	3.48%	3.57%	3.52%	3.46%	3.28%	4.79%

Since Portfolio Inception	3.69%	3.68%	3.68%	3.43%	3.65%	3.64%	3.63%	3.29%	5.04%

7-day annualized yield	2.28%	2.23%	2.18%	2.03%	1.78%	1.63%	1.48%	n/a	n/a

30-day annualized yield	2.44%	2.39%	2.34%	2.19%	1.94%	1.79%	1.64%	n/a	n/a

6-month distributions per share	$0.02	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	n/a	n/a

PORTFOLIO COMPOSITION

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$1,990,297,355
Average Maturity:	7 days

1Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gains distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

All classes of fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield.

Income may be subject to federal alternative minimum tax.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Fund at a Glance as of August 31, 2001

Portfolio Management

J. Kellie Allen	Bryan K. White, CFA
Tenure: November 1996	Tenure: November 1996

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutional U.S. Trasury Money Markets Average	90-Day Treasury Bill
Class Inception Date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001

6 month return	2.08%	2.06%	2.05%	1.95%	1.91%	1.86%	1.81%	2.00%	1.86%

Average Annual Total Returns

1 year	5.19%	5.18%	5.16%	4.93%	5.02%	4.96%	4.91%	4.98%	4.79%

Since Portfolio Inception	5.36%	5.35%	5.35%	5.09%	5.32%	5.31%	5.30%	5.04%	5.04%

7-day annualized yield	3.40%	3.35%	3.30%	3.15%	2.90%	2.75%	2.60%	n/a	n/a

30-day annualized yield	3.49%	3.44%	3.39%	3.24%	2.99%	2.84%	2.69%	n/a	n/a

6-month distributions per share	$0.02	$0.01	$0.01	$0.02	$0.01	$0.01	$0.01	n/a	n/a

PORTFOLIO COMPOSITION

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$3,384,827,069
Average Maturity:	49 days

1Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25 for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

All classes of the fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen Select U.S. Government Money Market Fund)
Fund at a Glance as of August 31, 2001

Portfolio Management

J. Kellie Allen	Bryan K. White, CFA
Tenure: October 1999	Tenure: October 1999

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Reserve Shares (Class RV)	Resource Shares (Class RC)	Lipper Institutiona U.S. Government Markets Average	90-Day Treasury Bill
Class Inception Date	10/1/1999	5/1/2001	5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001

6 month return	2.12%	2.10%	2.09%	1.99%	1.95%	1.90%	1.85%	2.09%	1.86%

Average Annual Total Returns

1 year	5.27%	5.26%	5.24%	5.01%	5.10%	5.05%	4.99%	5.16%	4.79%

Since Portfolio Inception	5.58%	5.57%	5.56%	5.31%	5.49%	5.46%	5.43%	5.25%	5.04%

7-day annualized yield	3.50%	3.45%	3.40%	3.25%	3.00%	2.85%	2.70%	n/a	n/a

30-day annualized yield	3.58%	3.53%	3.48%	3.33%	3.08%	2.93%	2.78%	n/a	n/a

6-month distributions per share	$0.02	$0.01	$0.01	$0.02	$0.01	$0.01	$0.01	n/a	n/a

PORTFOLIO COMPOSITION

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$726,150,139
Average Maturity:	57 days

1Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of the fund’s Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee. If these fees had been reflected, returns would have been lower.

All classes of the fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Institutional 100% Treasury Money Market Fund
(formerly, Evergreen Select 100% Treasury Money Market Fund)
Fund at a Glance as of August 31, 2001

Portfolio Management

J. Kellie Allen	Bryan K. White, CFA
Tenure: December 1997	Tenure: December 1997

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/1/2001	Institutional Shares (Class I)	Institutional Service Shares (Class IS)	Lipper Institutional U.S. Treasury Money Markets Average	90-Day Treasury Bill
Class Inception Date	12/8/1997	12/23/1997
6 month return	2.12%	1.99%	2.00%	1.86%

Average Annual Total Returns

1 year	5.16%	4.90%	4.98%	4.79%

Since Portfolio Inception	5.11%	4.84%	5.04%	5.04%

7-day annualized yield	3.54%	3.30%	n/a	n/a

30-day annualized yield	3.56%	3.31%	n/a	n/a

6-month distributions per share	$0.02	$0.02	n/a	n/a

PORTFOLIO COMPOSITION

ANNUALIZED 7-DAY YIELD

Total Net Assets:	$725,670,312
Average Maturity:	45 days

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs 12b-1 expenses of 0.25% for Class IS. Class I shares pay no 12b-1 expenses. The advisor is currently waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

All classes of the fund are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is non-fundamental and may be changed without a vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2001 and subject to change.

 EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited)

CLASS I SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	2.19%

Ratios and supplemental data

Net assets, end of period (thousands)	$241,078

Ratios to average net assets
Expenses‡	0.15%†

Net investment income	3.99%†

Six Months Ended August 31, 2001 (Unaudited)

CLASS AD SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	2.16%

Ratios and supplemental data

Net assets, end of period (thousands)	$8

Ratios to average net assets
Expenses‡	0.19%†

Net investment income	3.77%†

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited)

CLASS IN SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	2.14%

Ratios and supplemental data

Net assets, end of period (thousands)	$39,215

Ratios to average net assets
Expenses‡	0.27%†

Net investment income	3.81%†

Six Months Ended August 31, 2001 (Unaudited)

CLASS IS SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	2.06%

Ratios and supplemental data

Net assets, end of period (thousands)	$172,857

Ratios to average net assets
Expenses‡	0.40%†

Net investment income	3.76%†

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited)

CLASS P SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	1.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$56,753

Ratios to average net assets
Expenses‡	0.61%†

Net investment income	3.79%†

Six Months Ended August 31, 2001 (Unaudited)

CLASS RV SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	1.86%

Ratios and supplemental data

Net assets, end of period (thousands)	$13,692

Ratios to average net assets
Expenses‡	0.77%†

Net investment income	3.48%†

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Cash Management Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended August 31, 2001 (Unaudited) (a)

CLASS RC SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.48%

Ratios and supplemental data

Net assets, end of period (thousands)	$10,026

Ratios to average net assets
Expenses‡	0.96%†

Net investment income	3.20%†

(a) For the period from March 26, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

 EVERGREEN
Cash Management Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended August 31, 2001 (Unaudited) (a)

CLASS I SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.14%

Ratios and supplemental data

Net assets, end of period (thousands)	$13,058

Ratios to average net assets
Expenses‡	0.00%†

Net investment income	3.77%†

Period Ended August 31, 2001 (Unaudited) (a)

CLASS AD SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.13%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.05%†

Net investment income	3.65%†

(a) For the period from May 15, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Cash Management Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended August 31, 2001 (Unaudited) (a)

CLASS IN SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.12%†

Net investment income	3.86%†

Period Ended August 31, 2001 (Unaudited) (a)

CLASS IS SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.07%

Ratios and supplemental data

Net assets, end of period (thousands)	$11,199

Ratios to average net assets
Expenses‡	0.25%†

Net investment income	3.54%†

(a) For the period from May 15, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Cash Management Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended August 31, 2001 (Unaudited) (a)

CLASS P SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.99%

Ratios and supplemental data

Net assets, end of period (thousands)	$68,136

Ratios to average net assets
Expenses‡	0.51%†

Net investment income	3.26%†

Period Ended August 31, 2001 (Unaudited) (a)

CLASS RV SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.95%

Ratios and supplemental data

Net assets, end of period (thousands)	$20,010

Ratios to average net assets
Expenses‡	0.68%†

Net investment income	3.25%†

(a) For the period from May 15, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Cash Management Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended August 31, 2001 (Unaudited) (a)

CLASS RC SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.90%

Ratios and supplemental data

Net assets, end of period (thousands)	$7,465

Ratios to average net assets
Expenses‡	0.80%†

Net investment income	2.95%†

(a) For the period from May 15, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (a)	1999	1998	1997 (b)

CLASS I SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.06	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.29%	6.50%	5.39%	5.53%	5.71%	1.57%

Ratios and supplemental data

Net assets, end of period (thousands)	$9,771,490	$6,261,505	$3,848,005	$2,853,495	$1,051,741	$575,331

Ratios to average net assets
Expenses‡	0.22%†	0.21%	0.22%	0.21%	0.20%	0.32%†

Net investment income	4.40%†	6.31%	5.25%	5.35%	5.60%	5.24%†

Six Months Ended August 31, 2001 (Unaudited) (c)

CLASS AD SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.38%

Ratios and supplemental data

Net assets, end of period (thousands)	$9,134

Ratios to average net assets
Expenses‡	0.28%†

Net investment income	3.88%†

(a) Year ended February 29.

(b) For the period from November 19, 1996 (commencement of class operations) to February 28, 1997.

(c) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS IN SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.36%

Ratios and supplemental data

Net assets, end of period (thousands)	$86,831

Ratios to average net assets
Expenses‡	0.33%†

Net investment income	4.01%†

	Six Months Ended August 31, 2001 (Unaudited) (a)	Year Ended February 28,
		2001	2000 (b)	1999	1998	1997 (c)

CLASS IS SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.05	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.05)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.16%	6.23%	5.13%	5.27%	5.45%	1.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,591,174	$3,258,376	$2,699,653	$2,242,693	$1,215,348	$867,294

Ratios to average net assets
Expenses‡	0.47%†	0.45%	0.47%	0.46%	0.45%	0.32%†

Net investment income	4.22%†	6.05%	5.00%	5.12%	5.33%	5.24%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

(b) Year ended February 29.

(c) For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS P SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.23%

Ratios and supplemental data

Net assets, end of period (thousands)	$15,778

Ratios to average net assets
Expenses‡	0.77%†

Net investment income	3.79%†

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RV SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.18%

Ratios and supplemental data

Net assets, end of period (thousands)	$19,678

Ratios to average net assets
Expenses‡	0.88%†

Net investment income	3.36%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RC SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.13%

Ratios and supplemental data

Net assets, end of period (thousands)	$3,509

Ratios to average net assets
Expenses‡	1.03%†

Net investment income	3.18%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (a)	1999	1998	1997 (b)

CLASS I SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.04	0.04	0.04	0.04	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.04)	(0.04)	(0.04)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.63%	4.31%	3.51%	3.52%	3.67%	0.96%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,359,839	$1,156,027	$937,122	$857,242	$441,988	$206,124

Ratios to average net assets
Expenses‡	0.23%†	0.21%	0.24%	0.18%	0.10%	0.05%†

Net investment income	3.17%†	4.20%	3.42%	3.41%	3.63%	3.50%†

Six Months Ended August 31, 2001 (Unaudited) (c)

CLASS AD SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.97%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	.28%†

Net investment income	3.17%†

(a) Year ended February 29. (b) For the period from November 20, 1996 (commencement of class operations) to February 28,1997.

(c) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS IN SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.96%

Ratios and supplemental data

Net assets, end of period (thousands)	$36,615

Ratios to average net assets
Expenses‡	0.36%†

Net investment income	2.52%†

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (b)	1999	1998	1997 (c)

CLASS IS SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.01	0.04	0.03	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	(0.01)	(0.04)	(0.03)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.50%	4.05%	3.26%	3.27%	3.41%	0.85%

Ratios and supplemental data

Net assets, end of period (thousands)	$591,587	$452,310	$129,041	$144,002	$61,778	$14,295

Ratios to average net assets
Expenses‡	0.48%†	0.46%	0.48%	0.42%	0.35%	0.30%†

Net investment income	2.90%†	3.92%	3.18%	3.17%	3.34%	3.19%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

(b) Year ended February 29.

(c) For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS P SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.82%

Ratios and supplemental data

Net assets, end of period (thousands)	$2,253

Ratios to average net assets
Expenses‡	0.74%†

Net investment income	2.06%†

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RV SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.77%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.79%†

Net investment income	2.31%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RC SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.72%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.79%†

Net investment income	2.31%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (a)	1999	1998	1997 (b)

CLASS I SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.06	0.02
Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.08%	6.19%	5.05%	5.24%	5.51%	1.49%
Ratios and supplemental data

Net assets, end of period (thousands)	$1,815,599	$1,784,059	$1,685,986	$2,061,540	$1,256,701	$367,771

Ratios to average net assets
Expenses‡	0.22%†	0.19%	0.18%	0.21%	0.18%	0.06%†

Net investment income	4.10%†	6.01%	4.92%	5.10%	5.42%	5.24%†

Six Months Ended August 31, 2001 (Unaudited) (c)

CLASS AD SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.23%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.08%†

Net investment income	4.03%†

(a) Year ended February 29.

(b) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.

(c) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS IN SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.08%†

Net investment income	3.75%†

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (b)	1999	1998	1997 (c)

CLASS IS SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.05	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.05)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.95%	5.93%	4.79%	4.97%	5.25%	1.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,510,806	$1,550,308	$1,506,949	$1,471,842	$1,005,059	$509,369

Ratios to average net assets
Expenses‡	0.47%†	0.44%	0.43%	0.45%	0.43%	0.31%†

Net investment income	3.83%†	5.77%	4.67%	4.81%	5.17%	4.98%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

(b) Year ended February 29.

(c) For the period from November 27, 1996 (commencement of class operations) to February 28, 1997.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS P SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.08%

Ratios and supplemental data

Net assets, end of period (thousands)	$10,474

Ratios to average net assets
Expenses‡	0.72%†

Net investment income	3.10%†

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RV SHARES
Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.03%

Ratios and supplemental data

Net assets, end of period (thousands)	$37,799

Ratios to average net assets
Expenses‡	0.89%†

Net investment income	3.04%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RC SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.98%

Ratios and supplemental data

Net assets, end of period (thousands)	$10,146

Ratios to average net assets
Expenses‡	1.03%†

Net investment income	2.87%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001. ‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. † Annualized.

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen Select U.S. Government Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (a)

CLASS I SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	2.12%	6.30%	2.23%
Ratios and supplemental data

Net assets, end of period (thousands)	$452,974	$391,051	$138,156

Ratios to average net assets
Expenses‡	0.20%†	0.20%	0.20%†

Net investment income	4.15%†	6.13%	5.47%†

Six Months Ended August 31, 2001 (Unaudited) (b)

CLASS AD SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.29%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	0.07%†

Net investment income	4.05%†

(a) For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.

(b) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen Select U.S. Government Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS IN SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.27%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets

Expenses‡	0.07%†

Net investment income	4.05%†

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (b)

CLASS IS SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	1.99%	6.04%	2.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$210,606	$127,569	$8

Ratios to average net assets
Expenses‡	0.45%†	0.45%	0.48%†

Net investment income	3.84%†	5.91%	4.59%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

(b) For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen Select U.S. Government Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS P SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.14%

Ratios and supplemental data

Net assets, end of period (thousands)	$43,651

Ratios to average net assets

Expenses‡	0.73%†
Net investment income	3.36%†

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RV SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.09%

Ratios and supplemental data

Net assets, end of period (thousands)	$12,874

Ratios to average net assets
Expenses‡	0.86%†

Net investment income	3.25%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen Select U.S. Government Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended August 31, 2001 (Unaudited) (a)

CLASS RC SHARES

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.04%

Ratios and supplemental data

Net assets, end of period (thousands)	$6,043

Ratios to average net assets
Expenses‡	1.01%†

Net investment income	3.08%†

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional 100% Treasury Money Market Fund
(formerly, Evergreen Select U.S. Government Money Market Fund)
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (a)	1999	1998 (b)

CLASS I SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.12%	5.98%	4.85%	4.88%	1.18%

Ratios and supplemental data

Net assets, end of period (thousands)	$422,572	$239,204	$352,985	$546,122	$245,004

Ratios to average net assets
Expenses‡	0.13%†	0.12%	0.11%	0.17%	0.20%†

Net investment income	4.11%†	5.82%	4.72%	4.72%	5.18%†

	Six Months Ended August 31, 2001 (Unaudited)	Year Ended February 28,
		2001	2000 (c)	1999	1998 (c)

CLASS IS SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.06	0.05	0.05	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.06)	(0.05)	(0.05)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.99%	5.71%	4.59%	4.62%	0.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$303,098	$284,237	$178,432	$98,426	$5,497

Ratios to average net assets
Expenses‡	0.38%†	0.37%	0.36%	0.40%	0.42%†

Net investment income	3.92%†	5.60%	4.57%	4.41%	4.74%†

(a) Year ended February 29.

(b) For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.

(c) For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.

† Annualized.

‡ Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

 EVERGREEN
Cash Management Money Market Fund
Schedule of Investments
August 31, 2001 (unaudited)

	Principal Amount	Value
CERTIFICATES OF DEPOSIT - 21.9%
State Street Bank Euro Time Deposit, 3.56%, 9/4/2001	$116,653,549	$116,653,549
COMMERCIAL PAPER - 50.4%
Asset Backed - 50.4%
Alpine Securitization Corp., 3.57%, 9/14/2001	25,000,000	24,975,208
ASAP Funding, Ltd., 3.54%, 9/25/2001	25,000,000	24,948,375
Atlantic Asset Securitization Corp., 3.57%, 9/4/2001	24,720,000	24,720,000
Bavaria Funding Corp., 3.68%, 10/1/2001	3,300,000	3,290,892
Brahms Funding Corp., 3.61%, 9/17/2001	16,526,000	16,504,457
Compass Securitization Corp., 3.59%, 9/17/2001	15,000,000	14,980,554
Hatteras Funding Corp., 3.53%, 9/24/2001	25,057,000	25,007,860
Lyon Short Term Funding Corp., 3.53%, 9/17/2001	20,063,000	20,037,425
Old Line Funding Corp., 3.56%, 9/10/2001	26,706,000	26,690,155
Parthenon Receivables Funding LLC, 3.54%, 9/17/2001	20,000,000	19,974,433
Steamboat Funding Corp., 3.52%, 9/20/2001	27,662,000	27,618,724
Stellar Funding Group, 3.60%, 9/7/2001	15,220,000	15,215,434
Thunder Bay Funding Corp., 3.56%, 9/19/2001	25,000,000	24,962,917
Total Commercial Paper		268,926,434
CORPORATE BONDS - 25.9%
Asset Backed - 15.4%
AARP, 3.70%, 9/6/2001	15,000,000	15,000,000
Associates Corp. North America, 6.375%, 7/15/2002	3,000,000	3,056,737
Belford U.S. Capital Co., LLC, 3.68%, 9/3/2001	25,000,000	25,002,984
Beta Finance, Inc., 4.76%, 4/29/2002	7,000,000	6,999,548
Florida Residential Property & Casualty, 7.25%, 7/1/2002	5,000,000	5,127,054
Liberty Lighthouse U.S. Capital Corp., 4.02%, 8/16/2002	7,000,000	7,000,000
National Bank Commerce Memphis, TN FRN, 3.61%, 9/30/2001	20,000,000	19,996,740
82,183,063
Diversified Financials - 10.5%
Abacas Investor LLC, 3.75%, 9/20/2002	5,000,000	5,000,000
Abacas Investor, Ltd., 4.74%, 5/20/2002	5,000,000	4,998,025
Bear Stearns Co., Inc.:
3.96%, 7/29/2002	5,000,000	5,000,000
6.50%, 8/1/2002	7,500,000	7,651,213
Lehman Brothers Holdings, Inc.:
4.13%, 9/7/2001	7,000,000	7,015,807
4.16%, 9/3/2001	5,000,000	5,007,739
4.29%, 6/3/2002	11,400,000	11,422,602
6.375%, 5/7/2002	5,000,000	5,062,197
Merrill Lynch & Co., Inc., 4.29%, 6/10/2002	5,000,000	4,999,624
56,157,207
Total Corporate Bonds		138,340,270

EVERGREEN
Cash Management Money Market Fund
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
FHLMC, 3.90%, 8/13/2002	$5,285,000	$5,285,000
FNMA, 4.03%, 6/28/2002	5,000,000	5,000,000
Total U.S. Government & Agency Obligations		10,285,000
Total Investments - (cost $534,205,253) - 100.1%		534,205,253
Other Assets and Liabilities - (0.1%)		(576,924)
Net Assets - 100.0%		$533,628,329

See Combined Notes to Schedules of Investments.

 EVERGREEN
Cash Management Treasury Money Market Fund
Schedule of Investments
August 31, 2001 (unaudited)

	Principal Amount	Value
REPURCHASE AGREEMENTS - 100.1%
ABN Amro, Inc., 3.64%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,022 (1)	$5,000,000	$ 5,000,000
Barclays DeZeote Wedd Securities, 3.62%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,011 (2)	5,000,000	5,000,000
Credit Suisse First Boston Corp., 3.66%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,033 (3)	5,000,000	5,000,000
Deutsche Bank AG, 3.67%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,039 (4)	5,000,000	5,000,000
Dresdner Bank AG, 3.65%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,028 (5)	5,000,000	5,000,000
Goldman Sachs Co., 3.63%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,017 (6)	5,000,000	5,000,000
Greenwich Capital Markets, 3.65%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,028 (7)	5,000,000	5,000,000
JP Morgan & Co., 3.63%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,017 (8)	5,000,000	5,000,000
Lehman Brothers, Inc., 3.62%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,011 (9)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.60%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,000 (10)	5,000,000	5,000,000
Morgan Stanley & Co., 3.63%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,017 (11)	5,000,000	5,000,000
Salomon Smith Barney, Inc., 3.65%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,028 (12)	5,000,000	5,000,000
Societe Generale, 3.65%, dated 8/31/2001, maturing 9/4/2001, maturity value $25,010,139 (13)	25,000,000	25,000,000
State Street Bank & Trust Co., 3.55%, dated 8/31/2001, maturing 9/4/2001, maturity value $30,043,936 (14)	30,032,090	30,032,090
Warburg Dillon Reed, LLC, 3.64%, dated 8/31/2001, maturing 9/4/2001, maturity value $5,002,022 (15)	5,000,000	5,000,000
Total Investments - (cost $120,032,090) - 100.1%		120,032,090
Other Assets and Liabilities - (0.1%)		(163,831)
Net Assets - 100.0%		$119,868,259

See Combined Notes to Schedules of Investments.

 EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments
August 31, 2001 (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - 61.0%
Asset Backed - 56.6%
Allstate Funding Corp., 3.81%, 9/17/2001	$100,000,000	$100,000,000
Alpine Securitization Corp.:
3.52%, 9/6/2001	125,000,000	124,975,556
3.52%, 9/25/2001	120,273,000	120,026,039
ASAP Funding, Ltd.:
3.54%, 9/25/2001	100,000,000	99,793,500
3.54%, 9/27/2001	50,000,000	49,886,916
3.62%, 9/17/2001	77,550,000	77,448,625
Asset Backed Capital Financial, Inc.:
3.575%, VRDN	50,000,000	49,998,173
4.016%, VRDN	50,000,000	50,000,000
Asset One Securitization, LLC:
3.54%, 9/24/2001	50,000,000	49,901,667
3.55%, 9/17/2001	80,000,000	79,897,445
3.55%, 9/21/2001	20,000,000	19,966,472
3.55%, 9/25/2001	29,640,000	29,578,620
3.57%, 9/14/2001	25,000,000	24,975,208
3.60%, 9/17/2001	105,000,000	104,863,500
3.69%, 9/10/2001	97,000,000	96,940,345
3.70%, 9/4/2001	42,406,000	42,406,000
Atlantic Asset Securitization Corp.:
3.52%, 9/25/2001	75,237,000	75,082,513
3.67%, 9/4/2001	35,023,000	35,023,000
Barton Capital Corp.:
3.50%, 9/20/2001	100,000,000	99,844,444
3.60%, 9/6/2001	40,942,000	40,933,812
Bavaria Funding Corp.:
3.55%, 9/7/2001	100,000,000	99,970,416
3.62%, 9/10/2001	75,000,000	74,954,750
3.65%, 9/11/2001	66,325,000	66,277,928
Brahms Funding Corp.:
3.61%, 9/17/2001	50,000,000	49,934,819
3.62%, 9/18/2001	100,000,000	99,859,222
3.64%, 9/24/2001	50,000,000	49,898,889
Breeds Hill Capital Co.:
3.62%, 9/12/2001	35,000,000	34,971,844
3.63%, 9/7/2001	19,851,000	19,844,995
3.63%, 9/12/2001	50,175,000	50,134,526
Broadway Capital Corp.:
3.56%, 9/4/2001	35,051,000	35,051,000
3.56%, 9/10/2001	49,000,000	48,970,926
3.63%, 9/17/2001	43,924,000	43,866,423
3.67%, 9/14/2001	17,083,000	17,065,585
3.70%, 9/6/2001	20,044,000	20,039,880

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - continued
Asset Backed - continued
CC USA, Inc.:
4.021%, VRDN	$50,000,000	$50,000,000
4.021%, VRDN	50,000,000	50,000,000
4.20%, VRDN	50,000,000	50,000,000
Check Point Charlie, Inc.:
3.52%, 9/25/2001	49,708,000	49,605,933
3.53%, 9/19/2001	118,580,000	118,405,588
3.57%, 9/20/2001	64,740,000	64,637,279
3.62%, 9/11/2001	94,280,000	94,213,638
3.625%, 9/10/2001	38,400,000	38,376,800
3.65%, 9/6/2001	24,726,000	24,720,986
Cooperative Associates Co., 3.75%, 9/4/2001	76,200,000	76,200,000
Crown Point Capital Co.:
3.53%, 9/21/2001	81,233,000	81,097,589
3.64%, 9/5/2001	21,876,000	21,873,788
Discover Credit Corp.:
3.52%, 10/4/2001	51,400,000	51,249,226
3.68%, 9/7/2001	89,600,000	89,572,523
Eiffel Funding, LLC:
3.53%, 9/21/2001	75,000,000	74,874,979
3.55%, 9/13/2001	52,000,000	51,953,850
3.61%, 9/14/2001	50,471,000	50,420,389
3.67%, 9/4/2001	33,661,000	33,661,000
Four Winds Funding Corp., 3.51%, 9/24/2001	100,000,000	99,805,000
Galaxy Funding, Inc., 3.51%, 9/28/2001	100,000,000	99,766,000
Giro Balanced Funding:
3.51%, 9/21/2001	110,477,000	110,293,885
3.60%, 9/11/2001	87,587,000	87,525,689
3.61%, 9/4/2001	32,082,000	32,082,000
3.63%, 9/6/2001	49,145,000	49,135,089
Giro Multi Funding:
3.56%, 9/20/2001	75,000,000	74,881,333
3.62%, 9/5/2001	115,461,000	115,449,390
Greenwich Funding Corp., 3.58%, 9/5/2001	150,000,000	149,985,083
Greyhawk Funding Corp., 3.60%, 9/6/2001	50,000,000	49,990,000
Halogen Capital Co., 3.55%, 9/14/2001	51,323,000	51,272,390
Lake Front Co.:
3.57%, 10/11/2001	50,000,000	49,816,542
3.60%, 9/26/2001	59,180,000	59,049,804
3.62%, 9/20/2001	143,777,000	143,545,679
3.65%, 9/19/2001	61,580,000	61,486,347
3.74%, 9/21/2001	40,000,000	39,929,355
Lexington Parker Capital Corp., 3.51%, 10/5/2001	50,000,000	49,848,875

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - continued
Asset Backed - continued
Liberty Lighthouse U.S. Capital Co.:
3.59%, 9/3/2001	$100,000,000	$100,000,000
3.60%, VRDN	50,000,000	50,000,000
Lyon Short Term Funding Corp.:
3.51%, 9/24/2001	80,530,000	80,372,967
3.62%, 9/13/2001	50,000,000	49,954,750
Montauk Funding Corp.:
3.515%, 9/18/2001	100,000,000	99,863,306
3.69%, 9/7/2001	50,000,000	49,984,625
MPF, Ltd., 3.65%, 9/6/2001	50,000,000	49,989,861
Principal Residential Mortgage Corp.:
3.52%, 10/22/2001	40,000,000	39,812,267
3.56%, 9/21/2001	70,000,000	69,882,322
3.60%, 9/20/2001	88,784,000	88,641,946
3.60%, 10/5/2001	25,091,000	25,013,218
3.62%, 9/24/2001	93,821,000	93,632,315
3.73%, 9/13/2001	35,216,000	35,183,161
3.78%, 9/21/2001	55,297,000	55,198,295
RACERS, 3.77%, 9/4/2001	100,000,000	100,000,000
Sheffield Receivables Corp.:
3.53%, 9/10/2001	45,930,000	45,902,978
3.53%, 9/27/2001	50,000,000	49,887,236
Special Purpose Accounts Receivable Corp., 3.62%, 9/7/2001	135,000,000	134,959,275
Steamboat Funding Corp.:
3.55%, 9/10/2001	75,000,000	74,955,625
3.55%, 9/20/2001	44,062,000	43,992,480
Stellar Funding Group, 3.57%, 9/14/2001	51,103,000	51,052,323
Syndicated Loan Funding Trust, 6.885%, VRDN	50,000,000	50,000,000
Tannehill Capital Co.:
3.51%, 10/5/2001	70,000,000	69,788,425
3.56%, 9/18/2001	100,000,000	99,861,556
3.59%, 9/18/2001	142,934,000	142,734,448
Three Pillars Funding Corp.:
3.61%, 9/14/2001	121,494,000	121,372,168
3.65%, 9/10/2001	67,952,000	67,910,663
Thunder Bay Funding, Inc., 3.67%, 9/6/2001	30,097,000	30,090,864
Trident Capital Financial, Inc., 3.50%, 9/18/2001	125,000,000	124,829,861
Two, Ltd.:
3.54%, 9/13/2001	25,000,000	24,977,875
3.54%, 9/28/2001	36,625,000	36,538,565
3.80%, 9/14/2001	53,825,000	53,768,185

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER - continued
Asset Backed - continued
Tyco International Group:
3.73%, 9/24/2001	$70,000,000	$69,854,944
3.75%, 10/26/2001	65,000,000	64,647,917
3.82%, 9/12/2001	80,000,000	79,932,089
3.85%, 9/17/2001	38,000,000	37,947,169
6.875%, 9/5/2002	94,527,000	97,302,574
Victory Receivable Corp.:
3.52%, 9/24/2001	44,562,000	44,474,856
3.54%, 10/3/2001	38,812,000	38,701,321
3.56%, 9/20/2001	50,000,000	49,920,889
3.60%, 9/12/2001	105,156,000	105,071,875
3.64%, 9/12/2001	30,106,000	30,081,648
3.71%, 9/5/2001	75,000,000	74,992,271
Vistaone Metafolio LLC:
3.52%, 9/25/2001	58,707,000	58,586,455
3.53%, 9/27/2001	55,721,000	55,595,333
3.56%, 9/26/2001	70,297,000	70,144,065
3.59%, 9/27/2001	42,363,000	42,265,836
3.70%, 9/7/2001	36,389,000	36,377,780
7,643,157,649
Automobiles - 0.2%
Mitsubishi International Corp., 3.76%, 9/6/2001	30,000,000	29,993,733
Banks - 0.9%
Citibank Credit Card, 3.52%, 9/20/2001	75,000,000	74,882,667
National Bank Commerce Memphis, TN, 4.10%, 6/14/2002	50,000,000	50,000,000
124,882,667
Diversified Financials - 0.7%
Salomon Smith Barney, 3.51%, 9/25/2001	100,000,000	99,795,250
Insurance - 0.6%
Washington Mutual Bank:
3.66%, 9/17/2001	30,000,000	29,990,113
3.76%, 8/19/2002	50,000,000	50,000,000
79,990,113
Oil & Gas - 1.2%
Ness, LLC:
3.52%, 9/27/2001	100,000,000	99,775,112
3.53%, 9/25/2001	58,305,000	58,184,940
157,960,052
Wireless Telecommunications Services - 0.8%
AT&T Corp., 3.85%, 9/4/2001	100,000,000	100,000,000
Total Commercial Paper		8,235,779,464

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - 34.8%
Asset Backed - 3.3%
Abacas Investments, LLC:
3.745%, VRDN	$45,000,000	$45,000,000
3.96%, VRDN	60,000,000	60,000,000
4.36%, VRDN	100,000,000	100,000,000
4.74%, VRDN	40,000,000	40,000,000
4.80%, VRDN	50,000,000	50,000,000
Liberty Lighthouse U.S. Capital Co., 4.79%, 5/13/2002	50,000,000	50,000,000
Tiers Floating Rate Trust, 3.66%, 11/6/2001	105,000,000	105,003,559
450,003,559
Automobiles - 2.1%
Daimler Chrysler, 3.69%, VRDN	100,000,000	100,000,000
General Motors Acceptance Corp., MTN:
3.78%, VRDN	90,000,000	90,000,000
3.805%, VRDN	72,600,000	72,611,089
3.92%, VRDN	20,000,000	20,006,046
282,617,135
Banks - 2.9%
Chancellor Ridge, 3.70%, VRDN	15,250,000	15,250,000
Credit Suisse First Boston Corp., 4.32%, 6/25/2002	100,000,000	100,000,000
Key Bank, 3.54%, VRDN	100,000,000	99,991,043
Marshall & Ilsley Bank:
3.62%, VRDN	80,000,000	79,991,353
6.75%, VRDN	100,000,000	100,000,000
395,232,396
Commercial Services & Supplies - 1.3%
Centex Home Mortgage, LLC:
3.55%, 9/26/2001	50,000,000	49,891,528
3.56%, 9/21/2001	50,000,000	49,915,944
3.80%, 9/14/2001	75,000,000	74,920,833
174,728,305
Diversified Financials - 21.3%
Associates Corp., 3.71%, VRDN	50,000,000	50,000,000
Bear Stearns Co., Inc.:
3.775%, VRDN	50,000,000	50,000,000
3.88%, VRDN	50,000,000	50,016,301
3.96%, VRDN	130,000,000	130,000,000

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - continued
Diversified Financials - continued
Beta Financial, Inc., MTN:
3.58%, VRDN	$100,000,000	$100,000,000
4.76%, VRDN	60,000,000	59,996,125
Caterpillar Financial Services, 3.92%, 10/9/2001	35,000,000	35,000,000
CIT Group, Inc.:
3.68%, 9/3/2001	85,000,000	84,977,527
3.75%, 9/28/2001	35,000,000	35,005,809
3.82%, 9/28/2001	25,000,000	25,000,000
3.84%, 10/18/2001	100,000,000	100,000,000
Countrywide Funding Corp., MTN:
3.80%, 9/26/2001	50,000,000	50,000,000
3.81%, VRDN	125,000,000	125,000,000
3.90%, 9/24/2001	48,000,000	47,995,887
4.55%, 6/14/2002	50,000,000	50,009,338
6.90%, VRDN	100,000,000	100,000,000
Donaldson Lufkin & Jenrette, Inc., MTN, 7.04%, 9/18/2001	50,000,000	50,000,000
Dorada Finance, Inc., 4.021%, VRDN	50,000,000	50,000,000
Ford Motor Credit Corp., 3.883%, VRDN	32,000,000	32,007,154
Goldman Sachs Group, Inc.:
3.797%, VRDN	150,000,000	150,000,000
3.95%, VRDN	30,000,000	30,000,000
Household Financial, Corp., 3.66%, VRDN	164,000,000	164,000,000
Lehman Brothers Holdings, Inc.:
3.978%, 11/1/2001	48,000,000	48,104,251
4.356%, 11/7/2001	63,500,000	63,781,262
6.375%, 5/7/2002	8,650,000	8,757,601
Merrill Lynch & Co., Inc., 4.29%, 6/10/2002	125,000,000	124,990,611
Morgan Stanley Dean Witter, Inc., 3.70%, VRDN	100,000,000	100,000,000
Sigma Financial Corp.:
3.59%, VRDN	75,000,000	75,000,000
3.60%, 8/20/2002	100,000,000	100,000,000
4.036%, VRDN	100,000,000	99,997,205
4.45%, VRDN	150,000,000	150,000,000
4.75%, VRDN	100,000,000	100,000,000
Transamerica Occidental Corp.:
3.94%, 9/4/2001	110,000,000	110,000,000
3.94%, 10/1/2001	65,000,000	65,000,000
Unilever Capital Corp.:
3.97%, VRDN	162,000,000	162,000,686
Volkswagen Credit, Inc., 6.795%, VRDN	100,000,000	100,000,000
2,876,639,757

EVERGREEN
Institutional Money Market Fund
(formerly, Evergreen Select Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - continued
Food Products - 0.9%
H.J. Heinz Co., 6.82%, VRDN 144A	$125,000,000	$125,000,000
Wireless Telecommunications Services - 3.0%
Bellsouth Corp., 4.287%, 4/26/2002	75,000,000	74,993,732
Verizon Global Funding Corp., 3.736%, VRDN	150,000,000	149,944,559
Vodafone Airtouch Plc, 3.957%, VRDN	174,325,000	174,407,618
399,345,909
Total Corporate Bonds		4,703,567,061
FUNDING AGREEMENTS - 0.7%
Jackson National Life Insurance Co., 4.14%, 7/22/2002	50,000,000	50,000,000
New York Life Funding, 3.79%, 10/1/2001	50,000,000	50,000,000
Total Funding Agreements		100,000,000
MUNICIPAL OBLIGATIONS - 0.2%
Miscellaneous Revenue - 0.2%
Detroit, MI EDA Corp., Ser. A, (LOC: Bank of America), 3.63%, VRDN	20,830,000	20,830,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.4%
FHLMC:
3.90%, 8/13/2002	75,000,000	75,000,000
3.95%, 8/13/2002	100,000,000	99,981,206
4.02%, 7/2/2002	54,900,000	54,900,000
FNMA, 4.03%, 6/28/2002	90,000,000	90,000,000
Total U.S. Government & Agency Obligations		319,881,206

	Shares
MUTUAL FUND SHARES - 0.5%
CitiFunds Institutional Liquid Reserve Fund	623,815	623,815
Federated Prime Value Obligation Fund	68,250,918	68,250,918
Federated U.S. Treasury Cash Reserve Fund	373,827	373,827
Total Mutual Fund Shares		69,248,560
Total Investments - (cost $13,449,306,291) - 99.6%		13,449,306,291
Other Assets and Liabilities - 0.4%		48,286,596
Net Assets - 100.0%		$13,497,592,887

See Combined Notes to Schedules of Investments.

 EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 99.1%
Airport - 2.2%
Alaska Intl. Arpt. RB, Ser. 00-228, (Insd. by AMBAC & Liq. Morgan Stanley), 2.31%, VRDN	$6,495,000	$6,495,000
Broward Cnty., FL Arpt. Sys. RB, Ser. 00-361, 2.23%, VRDN	2,635,000	2,635,000
Clark Cnty., NV Passenger Facs. RB, Ser. 343, 2.23%, VRDN	7,495,000	7,495,000
Denver, CO City & Cnty. Special Facs. RB, (Liq. Merrill Lynch Corp.), 2.31%, VRDN	13,545,000	13,545,000
Houston, TX Arpt. Sys. RB:
Ser. 00-404, 2.23%, VRDN	2,745,000	2,745,000
Ser. 00-441, 2.26%, VRDN	2,495,000	2,495,000
Indianapolis, IN Arpt. Auth. RB, 2.31%, VRDN	6,370,000	6,370,000
Tulsa, OK Muni. Arpt. PFOTER, 2.26%, VRDN	2,695,000	2,695,000
44,475,000
Capital Improvements - 0.6%
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 2.30%, VRDN	2,400,000	2,400,000
Mississippi Dev. Bank Spl. Obligation, Desoto Cnty. Pub. Impt. Proj., 2.26%, VRDN	9,000,000	9,000,000
11,400,000
Community Development District - 0.5%
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 2.31%, VRDN	2,575,000	2,575,000
Colorado HFA RB, Worldwest Ltd. Liability Proj., (LOC: Mercantile Bank of St. Louis), 2.35%, VRDN	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB, Downers Grove Proj., (LOC: Lasalle National Bank), 2.38%, VRDN	2,000,000	2,000,000
Kansas City, MO IDA RRB, Quarterage Hotel Proj., (LOC: Mercantile Bank, NA), 2.26%, VRDN	4,545,000	4,545,000
10,120,000
Education - 1.6%
Arlington, TX Independent Sch. Dist. RB, Ser. 285, 2.23%, VRDN 144A	5,935,000	5,935,000
Hillsborough Cnty., FL Sch. Board of Ed. COP, Master Lease Program, (Insd. by MBIA), 2.26%, VRDN	6,155,000	6,155,000
Houston, TX Independent Sch. Dist. RB:
Ser. 00-399, 2.23%, VRDN	5,082,500	5,082,500
Ser. 00-494, 2.23%, VRDN	7,745,000	7,745,000
Munster, IN Sch. Bldg. Corp. RB, Ser. 269, 2.23%, VRDN	2,000,000	2,000,000
Sumiton, AL Edl. Bldg. Auth. RB, East Walker Ed. & Dev, 2.26%, VRDN	5,000,000	5,000,000
31,917,500
General Obligation - Local - 1.7%
Chicago, IL GO, Ser. ZC1, 2.26%, VRDN	16,287,000	16,287,000
Cook Cnty., IL GO, Ser. 306, 2.23%, VRDN	3,700,000	3,700,000
Harris Cnty., TX GO, Ser. 255, 2.23%, VRDN	2,920,000	2,920,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - continued
Honolulu, HI GO, Ser. 256, 2.23%, VRDN	$2,600,000	$2,600,000
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt., Ser. III-A, 2.65%, VRDN	4,500,000	4,500,000
Superior Metro. Dist. No. 3, CO GO, 4.45%, VRDN	3,500,000	3,500,000
33,507,000
General Obligation - State - 3.0%
Florida Board of Ed. Capital Outlay, Ser. 326, 2.23%, VRDN	4,875,000	4,875,000
Massachusetts GO, Ser. 287, 2.23%, VRDN	5,005,000	5,005,000
MSTR, 2.26%, VRDN 144A	39,895,000	39,895,000
Texas GO, 2.25%, VRDN	10,270,000	10,270,000
60,045,000
Hospital - 15.7%
Birmingham, AL Spec. Care Facs PFOTER, 2.28%, VRDN	6,500,000	6,500,000
Denver, CO City & Cnty. Spl. Facs. RB, Children’s Hosp. Assn. Proj., (Insd. by FGIC), 3.25%, VRDN	9,600,000	9,600,000
Franklin Cnty., OH Hosp. Facs. RB, Ser. 01-55, 2.21%, VRDN	17,135,000	17,135,000
Hamilton Cnty., OH Hosp. Facs. RB, 2.28%, VRDN	21,105,000	21,105,000
Indiana Hlth. Fac. Fin. Auth. RB, Ascension Health Credit, 2.25%, VRDN	49,700,000	49,700,000
Louisiana HFA RB, Chateau Riviere, Inc. Proj., 2.71%, VRDN	3,180,000	3,180,000
Morgan Keegan Muni. Products, Ser. C, 2.31%, VRDN	36,005,000	36,005,000
Mountain Grove, MO IDA Hlth. Care Facs., Mountain Grove 1 Proj., 2.35%, VRDN	2,390,000	2,390,000
Rhode Island Hlth. & Edl. Bldg. Corp. MSTR:
Ser. 1999-B2 Class A, (Liq. Bear Stearns Capital Markets), 2.28%, VRDN	31,700,000	31,700,000
RI Hosp., Ser. 1999 68C Class A, 2.28%, VRDN	35,050,000	35,050,000
Russell, KY PFOTER, Bon Secours, 2.28%, VRDN	1,000,000	1,000,000
Salt Lake City, UT Hosp. RB, Ser. 1999 68B Class A, 2.28%, VRDN	34,650,000	34,650,000
South Carolina Jobs EDA RB, 2.28%, VRDN	49,000,000	49,000,000
South Dakota Hlth. & Edl. RB, Sioux Valley Hosp. Proj., 2.30%, VRDN	14,370,000	14,370,000
311,385,000
Housing - 18.2%
Atlanta, GA Urban Residential Fin. Auth. RB, Ser. B, 2.31%, VRDN 144A	4,286,000	4,286,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Palisades, (Liq. Merrill Lynch Corp.), 2.28%, VRDN 144A	8,420,000	8,420,000
California Statewide CDA MHRB, 2.31%, VRDN	8,405,000	8,405,000
California Statewide CDA RB, Aqua Vista Apts. Proj., 2.30%, VRDN	6,100,000	6,100,000
Clipper DE Tax Exempt Trust, Ser. 1999-3, 2.36%, VRDN	27,081,308	27,081,308
Clipper FL Tax Exempt Trust, Class A, 2.31%, VRDN	13,170,000	13,170,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Housing - continued
Clipper Tax Exempt Trust, Ser. A, 2.36%, VRDN	$38,423,000	$38,423,000
Colorado HFA RB, De La Cruz Associates LLC Proj., (LOC: Key Bank), 2.45%, VRDN	2,000,000	2,000,000
Columbus, GA HFA MHRRB, Quail Ridge Proj., (LOC: Columbus Bank & Trust Co.), 2.40%, VRDN	2,200,000	2,200,000
Durham, NC Hsg. Auth. MHRB, Lakemoor Apts, 2.31%, VRDN	8,855,000	8,855,000
Fort Collins, CO MHRB, Country Ranch II, Ltd. Proj., 2.85%, VRDN	6,509,000	6,508,998
Macon Trust:
Ser. 1998A, (LOC: Bank of America), 2.31%, VRDN 144A	5,000,000	5,000,000
Ser. 1998AA, (LOC: Bank of America), 2.31%, VRDN	61,400,000	61,400,000
(LOC: Bank of America), 2.36%, VRDN	32,590,000	32,590,000
Montgomery Cnty., MD HFA RB, 2.31%, VRDN 144A	17,000,000	17,000,000
Morgan Keegan Muni. Prods., Inc.:
Ser. B, 2.31%, VRDN	10,630,000	10,630,000
Ser. D, 2.31%, VRDN	17,980,000	17,980,000
Nebraska Inv. Fin. MHRB, Apple Creek Associates, (LOC: Northern Trust Bank), 2.95%, VRDN	6,190,000	6,190,000
Newport News, VA Redev. & Hsg. Auth. RB, Walker Village Proj., 4.60%, 4/1/2002	2,450,000	2,450,000
Ohio HFA MHRB, Pine Crossing Proj., 3.80%, VRDN	2,065,000	2,065,000
PFOTER:
2.36%, VRDN 144A	1,720,000	1,720,000
2.36%, 9/6/2001	20,950,000	20,950,000
(LOC: Bayerische Landes Bank), 2.36%, VRDN	8,260,000	8,260,000
Tucson, AZ IDA PFOTER, Rillito Vlg. Apts., (LOC: Merrill Lynch Corp.), 2.28%, VRDN	6,205,000	6,205,000
Tucson, AZ MHRB, Freedom Park Apts. Proj., (LOC: Sumitomo Bank, Ltd.), 2.60%, VRDN	1,000,000	1,000,000
Village of Vernon Hills MHRB, Hawthorn Lakes Proj., Ser. 1991, (Liq. Fuji Bank, Ltd. & Ins. by FSA), 2.25%, VRDN	15,210,000	15,210,000
Virginia Beach, VA Dev. Auth. MHRB, (Ins. by MBIA), 2.31%, VRDN	4,995,000	4,995,000
Washington DC HFA MFRB, Fort Lincoln Garden Proj., Ser. A, 2.50%, VRDN	2,815,000	2,815,000
West Virginia Hsg. Auth. RB:
Ser. 2000G, 3.95%, VRDN	3,135,000	3,135,000
Ser. 2000H, 4.00%, 9/19/2001	3,560,000	3,560,000
Wichita, KS MHRB PFOTER, (Liq. Merrill Lynch Corp.), 2.28%, VRDN	7,195,000	7,195,000
Wyoming Community Dev. Auth. SFHRB, 2.31%, VRDN	6,545,000	6,545,000
362,344,306
Industrial Development Revenue - 0.3%
Madison Cnty., IL Env. Impt. RB, Ser. A, 2.60%, VRDN	5,800,000	5,800,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Lease - 7.6%
IBM Tax Exempt Grantor Trust:
Ser. 1999A, (Liq. Merrill Lynch Corp.), 2.26%, VRDN	$3,920,000	$3,920,000
IBM Proj., 2.26%, VRDN	1,240,000	1,240,000
IBM Tax Exempt Trust PFOTER, 2.26%, VRDN	5,955,000	5,955,000
Koch Floating Rate Trust:
Ser. 1, 2.31%, VRDN	94,217,578	94,217,578
Ser. 1, 2.31%, VRDN	27,872,871	27,872,871
MBIA Capital Corp. PFOTER, 2.21%, VRDN	11,170,000	11,170,000
Pitney Bowes Credit Corp. Leasetops, Ser. 1999-2, (SPA: Pitney Bowes), 2.41%, VRDN	7,354,684	7,354,684
151,730,133
Manufacturing - 19.5%
Adams Cnty., CO IDRB, Trustile Doors Proj., Ser. 1999A, (LOC: Key Bank), 2.45%, VRDN	4,370,000	4,370,000
Arapahoe Cnty., CO IDRB, Cottrell Printing, Ser. A, (LOC: Key Bank), 2.45%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 2.33%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 2.25%, VRDN	3,500,000	3,500,000
Bay Area Govt. Assn. CA RB, Reliance Tech. Svcs., Inc., (LOC: Sanwa Bank, Ltd.), 4.05%, VRDN	4,096,000	4,096,000
Beloit, KS IDRB, Sunflower Manufacturing. Co. Proj., 2.36%, VRDN	2,900,000	2,900,000
Bessemer, AL Indl. Dev. Board RB, Carlton Inv., LLC Proj., 2.36%, VRDN	3,400,000	3,400,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co., 2.26%, VRDN	9,815,000	9,815,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (LOC: Key Bank), 2.33%, VRDN	2,230,000	2,230,000
Universal Bearings, Inc. Proj., 2.33%, VRDN	3,805,000	3,805,000
Buena Vista, VA IDA RB, Everbrite, Inc. Proj., (LOC: Marshall & Isley Bank), 2.60%, VRDN	1,725,000	1,725,000
California Statewide CDA RB, Nichirin-Flex Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.05%, VRDN	5,000,000	5,000,000
Chandler, AZ IDA RB, Red Rock Stamping Co. Proj., (LOC: Key Bank), 2.33%, VRDN	1,560,000	1,560,000
Chattanooga, TN IDRB, Top Flight Inc., Proj, 2.25%, VRDN	4,400,000	4,400,000
Chesapeake, VA IDRB, Sumitomo Machine Co. Proj., (LOC: Sumitomo Bank Ltd.), 4.10%, VRDN	1,500,000	1,500,000
Columbus, GA IDA RB, Goldens Foundry Proj., 2.31%, VRDN	3,500,000	3,500,000
Connecticut IDRB, Zotos Intl. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.25%, VRDN	2,185,000	2,185,000
Conyers, GA IDA RB, Handleman Co. Proj., 2.26%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 2.51%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA Dev. Auth. RB, Arriscraft Intl. USA, Inc. Proj., 2.26%, VRDN	5,800,000	5,800,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Decatur, AL IDA RB, Trico Steel Co., 3.00%, VRDN	$14,500,000	$14,500,000
Eau Claire, WI IDRB, Intek Plastics Proj., 2.45%, VRDN	1,750,000	1,750,000
Elkhart Cnty., IN EDRB, ATI Proj., 2.35%, VRDN	2,600,000	2,600,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 2.34%, VRDN	2,490,000	2,490,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (LOC: Bank of America), 2.35%, VRDN	1,530,000	1,530,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 2.25%, VRDN	2,755,000	2,755,000
Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj., (LOC: Rabobank Nederland), 2.30%, VRDN	1,000,000	1,000,000
Garfield Cnty., OK IDRB, Farmland Inds., Inc. Proj., Ser. 1998, (LOC: Rabobank Nederland), 2.30%, VRDN	1,000,000	1,000,000
Gooding Cnty., ID IDRB:
Big Sky Dairy Proj., 2.30%, VRDN	3,150,000	3,150,000
Southfield Dairy Proj., 2.30%, VRDN	3,900,000	3,900,000
Grant Parish, LA IDRB, Farmland Inds., Inc. Proj., Ser. 1998, (LOC: Rabobank Nederland), 2.30%, VRDN	1,000,000	1,000,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (LOC: First Comml. Bank), 2.35%, VRDN	1,690,000	1,690,000
Hawaii Dept. Budget & Fin. RB:
Ser. 1998A, 3.60%, VRDN	7,000,000	7,000,000
Palama Meat Co. Proj., 2.70%, VRDN	8,000,000	8,000,000
Henderson, TN IDRB, Premier Manufacturing Corp., Ser. 95, (LOC: National City Bank), 2.30%, VRDN	4,450,000	4,450,000
Huntsville, AL IDA RB:
Hitachi Seiki, USA Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.65%, VRDN	4,600,000	4,600,000
Service Steel, Inc. Proj., 2.31%, VRDN	1,800,000	1,800,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Assn., Inc. Proj., (LOC: Bronson-Gore Bank & LaSalle National Bank), 2.55%, VRDN	1,300,000	1,300,000
Indiana Dev. Fin. EDA RB, Carr Metals Prods. Proj., (LOC: Bank One, IN), 2.60%, VRDN	1,200,000	1,200,000
Jasper Cnty., MO IDRB, Farmers Chemical Co. Proj., (LOC: Rabobank Nederland), 2.30%, VRDN	1,000,000	1,000,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (LOC: Harris Trust & Savings), 2.40%, VRDN	4,325,000	4,325,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj.:
(LOC: Mercantile Bank of St. Louis), 2.50%, VRDN	1,500,000	1,500,000
(LOC: Mercantile Bank of St. Louis), 2.50%, VRDN	1,700,000	1,700,000
Kansas Dev. Fin. Auth. IDA RB, Farmland Foods Proj., (LOC: Rabobank Nederland), 2.30%, VRDN	1,000,000	1,000,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Lancaster, NY IDA RB, Good Earth Organics Corp. Proj., 2.40%, VRDN	$2,600,000	$2,600,000
Lexington, TN Indl. Dev. Board RB, Kirby Containers Proj., 2.36%, VRDN	2,600,000	2,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (LOC: U.S. Bank), 2.30%, VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Prods. Proj., (LOC: Comerce de France), 2.23%, VRDN	4,940,000	4,940,000
Lombard, IL IDRB:
Chicago Roll Co. Proj., Ser. 1995, (LOC: ABN Trust, Chicago), 2.50%, VRDN	1,475,000	1,475,000
Tella Tool & Manufacturing Co., (LOC: ABN Trust, Chicago), 2.50%, VRDN	800,000	800,000
Lorain Cnty., OH IDRB, Skills Tools Proj., 2.33%, VRDN	5,900,000	5,900,000
Los Angeles, CA IDA RB:
Kairak, Inc. Proj., 2.65%, VRDN	1,520,000	1,520,000
Keystone Engineering Co., 2.65%, VRDN	1,185,000	1,185,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (LOC: Southtrust Bank), 2.26%, VRDN	4,000,000	4,000,000
Southern Ionics, Inc. Proj., (LOC: Southtrust Bank), 2.26%, VRDN	4,500,000	4,500,000
Madison, AL IDRB, Haley Grocery Co. Proj., 2.31%, VRDN	3,500,000	3,500,000
Madison, IN IDRB, Century Tube Corp. Proj., Ser. 1997, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.10%, VRDN	3,730,000	3,730,000
Manitiwoc, WI IDRB, Northern Labs, Inc. Proj., (LOC: Firstar Bank, Milwaukee), 2.25%, VRDN	3,000,000	3,000,000
Manitowoc, WI IDRB:
Kaufman Enterprise Proj., 2.34%, VRDN	1,500,000	1,500,000
Manitowoc Tool & Machining Proj., 2.34%, VRDN	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. RB:
Hardigg Properties Proj., 2.35%, VRDN	4,000,000	4,000,000
Unilock New York Proj., 2.35%, VRDN	4,000,000	4,000,000
Meade Cnty., KY Indl. Building RB, Liters Quarry, Inc. Proj., 2.30%, VRDN	3,000,000	3,000,000
Meriwether Cnty., GA IDA RB, Crown Tech. Proj., 2.29%, VRDN	4,000,000	4,000,000
Miami Cnty., IN IDRB, Prime Prods., Inc. Proj., 2.26%, VRDN	5,500,000	5,500,000
Milwaukee, WI IDRB, Sellars Absorbant Materials Proj., (LOC: Firstar Bank, Milwaukee), 2.55%, VRDN	4,650,000	4,650,000
Morgan Cnty., GA Dev. Auth. Indl. RB, Bard Manufacturing Co. Proj., 2.30%, VRDN	5,850,000	5,850,000
New Hampshire Bus. Fin. Auth. IDRB, Monadnock Economic Dev./ Precitech Proj., 2.33%, VRDN	3,535,000	3,535,000
Ohio Air Quality Dev. Auth. PCRB, Pittsburgh Plate & Glass, 2.39%, VRDN	10,800,000	10,800,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998, (LOC: Natl. City Bank, KY), 2.35%, VRDN	$1,250,000	$1,250,000
Oregon EDRB, Beef Northwest Feeders Proj., 2.30%, VRDN	1,600,000	1,600,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 2.30%, VRDN	2,495,000	2,495,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 2.33%, VRDN	2,390,000	2,390,000
Port Bellingham, WA IDRB, Bakerview Proj., 2.33%, VRDN	2,900,000	2,900,000
Port Chehalis, WA IDRB, Cascade Hardwood Proj., 2.25%, VRDN	8,000,000	8,000,000
Port Grays Harbor, WA IDRB, Weyerhaeuser Co. Proj.:
3.90%, VRDN	1,000,000	1,000,000
3.90%, VRDN	5,850,000	5,850,000
Port Longview, WA IDRB, Weyerhaeuser Co. Proj., 3.90%, VRDN	17,200,000	17,200,000
Quachita Parish, LA IDA RB, Metalforms Superlift Proj., 2.26%, VRDN	1,700,000	1,700,000
Rhode Island Indl. Facs. Corp. RB, Greystone of Lincoln Proj., 2.30%, VRDN	3,400,000	3,400,000
Richland Cnty., OH IDRB, Voisard Manufacturing, Inc. Proj., 2.30%, VRDN	4,000,000	4,000,000
Robertson Cnty., TX IDRB, CR/PL Project, (LOC: American National Bank & Trust), 2.60%, VRDN	2,470,000	2,470,000
Robeson Cnty., NC Indl. Facs. PCRB, Core Inds., Inc. Proj., Ser. 1991, (LOC: Bank One), 2.30%, VRDN	5,000,000	5,000,000
Rowan Cnty., NC Indl. Facs. PCRB, PHC, LLC Proj., (LOC: Southtrust Bank), 2.26%, VRDN	1,325,000	1,325,000
Saline Cnty., NE IDRB, Farmland Foods Proj.:
Ser. 1997B, (LOC: Rabobank Nederland), 2.30%, VRDN	1,000,000	1,000,000
Ser. 1997A, 2.30%, VRDN	1,500,000	1,500,000
Scott Cnty., IA IDRB, M.A. Ford Manufacturing Co., Inc. Proj., Ser. 1997, (LOC: Firstar Bank of Milwaukee), 2.25%, VRDN	2,200,000	2,200,000
Simpson Cnty., KY Indl. RB, Harmon Motive Kentucky Proj., 2.35%, VRDN	7,200,000	7,200,000
Solon, ME RB, Kennebec Lumber Co. & Androscoggin, 2.33%, VRDN	3,285,000	3,285,000
South Carolina Jobs EDA RB:
Ebyl Cartex, Inc. Proj., (LOC: Southtrust Bank), 2.31%, VRDN	2,045,000	2,045,000
Mid Atlantic Drainage Proj., 2.26%, VRDN	2,000,000	2,000,000
Ortec, Inc. Proj., Ser. B, 2.25%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., 2.25%, VRDN	2,500,000	2,500,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (LOC: Amsouth Bank), 2.30%, VRDN	1,895,000	1,895,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 2.30%, VRDN	3,510,000	3,510,000
Sweetwater Cnty., WY, Env. Impt. RB, SF Phosphates, Ltd. Proj., (LOC: Rabobank Nederlands), 2.30%, VRDN	21,500,000	21,500,000
Tuscaloosa Cnty., AL IDA RB:
Brion Hardin Proj., (LOC: Amsouth Bank), 2.36%, VRDN	1,000,000	1,000,000
Hardwear Corp. Proj., (LOC: Amsouth Bank), 2.36%, VRDN	1,115,000	1,115,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC: Amsouth Bank), 2.25%, VRDN	$3,110,000	$3,110,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 2.33%, VRDN	7,130,000	7,130,000
Washington Economic Dev. Fin. Auth. RB, Royal Ridge Fruit Proj., 2.30%, VRDN	4,955,000	4,955,000
Washington EDRB, Earth Tech., Inc. Proj.:
2.20%, VRDN	3,000,000	3,000,000
Ser. G, 2.30%, VRDN	5,900,000	5,900,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (LOC: First American National Bank), 2.41%, VRDN	2,000,000	2,000,000
Winslow, ME RB, Maine Bio. Labs Proj., 2.33%, VRDN	4,290,000	4,290,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 2.60%, VRDN	720,000	720,000
Michelsen Packaging Co. Proj., 2.25%, VRDN	2,100,000	2,100,000
387,956,000
Miscellaneous Revenue - 3.5%
Clipper Tax Exempt Trust, Ser. 1999-2, 2.36%, VRDN	68,316,000	68,316,000
PFOTER, (Ins. by FHA & MBIA), 2.31%, VRDN	1,170,000	1,170,000
69,486,000
Port Authority - 0.4%
Chicago IDRB, Federal Marine Terminal Proj., 2.40%, VRDN	4,200,000	4,200,000
Port Seattle, WA RB, Ser. 439, 2.26%, VRDN	3,545,000	3,545,000
7,745,000
Public Facilities - 0.4%
Washington, DC Convention Ctr. RB, Ser. 359, 2.23%, VRDN	5,700,000	5,700,000
Will Cnty., IL Exempt Facs. RRB, Exxonmobil Proj., Ser. 2000, 2.60%, VRDN	3,000,000	3,000,000
8,700,000
Recreation - 0.2%
Chicago, IL GO, Lakefront Millenium Proj., Ser. 332, 2.23%, VRDN	3,945,000	3,945,000
Resource Recovery - 3.4%
Green River, WY RB, Phone Poulenc Wyoming LLP, 2.90%, VRDN	8,400,000	8,400,000
Jefferson Cnty., KY PCRB, Louisville Gas & Elec. Proj.:
Ser. 1993A, (Gtd. by Louisville Gas & Elec.), 2.95%, VRDN	4,635,000	4,635,000
Ser. 1997A, (Gtd. by Louisville Gas & Elec.), 2.95%, VRDN	5,000,000	5,000,000
Jefferson Cnty., TX PCRB, Motiva Enterprises Proj., 2.30%, VRDN	5,475,000	5,475,000
Kohler, WI Solid Wst. Disposal RB, Kohler Co. Proj., (LOC: Wachovia Bank), 2.26%, VRDN	4,000,000	4,000,000
Ladysmith, WI Solid Wst. Disposal Fac. RB, Cityforest Corp. Proj., (LOC: Union Bank of CA), 4.15%, VRDN	3,800,000	3,800,000
Maysville, KY PCRB, 2.90%, 10/1/2001	7,290,000	7,290,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Resource Recovery - continued
Oregon EDA RB, Georgia Pacific Corp. Proj., (LOC: Deutsche Bank), 2.31%, VRDN	$15,600,000	$15,600,000
Oregon Metropolitan Svcs. Dist. Wst. Disposal RB, Riedel, OR Compost Co. Proj., (LOC: U.S. Bank), 2.25%, VRDN	3,900,000	3,900,000
Pennsylvania EDA RB, Babcock & Wilcox Co., Ser. A2, 2.45%, VRDN	4,700,000	4,700,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 4.25%, VRDN	5,000,000	5,000,000
67,800,000
Solid Waste - 0.6%
Gulf Coast, TX Wst. Disp. Auth. RB, Amoco Oil Corp. Proj., (Gtd. by Amoco Oil), 2.60%, VRDN	6,500,000	6,500,000
Southwestern, IL Dev. Auth. Solid Wst. RB, Shell Oil Co. - Wood River Proj., 2.60%, VRDN	5,300,000	5,300,000
11,800,000
Special Tax - 3.0%
Park Creek, CO Metrop. Dist. Co., Tax Increment Co., Ser. C6, 2.40%, VRDN	60,350,000	60,350,000
Tobacco Revenue - 0.2%
District of Columbia Tobacco Settlement Fin. Corp. RB, 2.41%, VRDN	2,950,000	2,950,000
Transportation - 0.9%
Central Puget Sound, WA Regional RB, Ser. 360, 2.23%, VRDN	2,275,000	2,275,000
Colorado Pub. Hwy. Auth. RB, Ser. 325, 2.23%, VRDN	5,502,500	5,502,500
Regional Transport, IL Auth. RB, Ser. ZTC, 2.21%, VRDN	9,885,000	9,885,000
17,662,500
Utility - 13.9%
Arizona Agricultural Impt. RB, Salt River Proj., Ser. 308, 2.23%, VRDN	7,495,000	7,495,000
Brazos River Auth., TX PCRB:
Texas Util., Ser. 00-518, 2.26%, VRDN	15,165,000	15,165,000
Texas Util. Elec. Co.:
Ser. 96A, 2.60%, VRDN	4,300,000	4,300,000
Ser. 96C, 2.60%, VRDN	6,000,000	6,000,000
Burlington, KS Environment Impt. RRB, Kansas City Pwr. & Light, Ser. 1998A, 3.25%, 8/30/2002	7,000,000	7,000,000
California Infrastructure RB, Independent Systems Operating Corp. Proj., Ser. C, 3.00%, VRDN	8,900,000	8,900,000
California PCRB, Pacific Gas & Elec. Proj.:
Ser. 96C, 3.00%, VRDN	8,500,000	8,500,000
Ser. 97B, 3.00%, VRDN	26,800,000	26,800,003
Carroll Cnty., KY Solid Wst. Disp. Facs. RB, Kentucky Utils. Proj., Ser. A, 2.75%, VRDN	11,700,000	11,700,000
Chula Vista, CA IDRB, San Diego Gas & Elec., Ser. B, 3.00%, VRDN	38,800,000	38,800,000
Illinois Dev. Fin. Auth. IDRB, Citizen Communication Proj., 4.15%, VRDN	6,000,000	6,000,000

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Utility - continued
Illinois Dev. Fin. Auth. PCRB, Amerencips Proj., Ser. B, 2.35%, VRDN	$4,680,000	$4,680,000
Jefferson Cnty, KY RB, Ser. 1996A, 2.95%, VRDN	4,500,000	4,500,000
Matagorda Cnty., TX Navigation Dist. 1 RB, 2.31%, VRDN	6,695,000	6,695,000
Milwaukee, WI IDRB, Wisconsin Electric Power Co. Proj., 2.40%, VRDN	2,000,000	2,000,000
Philadelphia, PA RB, Gas Works, Ser. C, 2.40%, 9/6/2001	3,500,000	3,500,000
Pleasant Prairie, WI PCRB, Wisconsin Power & Light Co.:
Ser. A, 2.40%, VRDN	19,900,000	19,900,000
Ser. B, 2.40%, VRDN	4,000,000	4,000,000
Port of Morrow, Env. Impt. RB, Portland General Electric Co., Ser. 1996, 3.00%, VRDN	5,800,000	5,800,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj.:
Ser. 1995 A, 2.90%, 9/10/2001	6,100,000	6,100,000
Ser. 1995 A, 3.00%, 9/11/2001	14,050,000	14,050,000
Ser. 1995B, 3.50%, 9/19/2001	3,700,000	3,700,000
Santa Cruz Cnty., AZ Dev. Auth. RB, Citizen Communication Proj., 3.60%, VRDN	5,000,000	5,000,000
South Carolina Pub. Svc. Auth. RB, Ser. 265, 2.26%, VRDN	2,995,000	2,995,000
Sweetwater Cnty., WY PCRB, Pacificorp Proj., 2.30%, VRDN	24,800,000	24,800,000
Trimble Cnty., KY PCRB, Louisville Gas & Elec. Proj.:
2.75%, VRDN	17,700,000	17,700,000
2.95%, VRDN	1,000,000	1,000,000
West Side Calhoun Cnty., TX Nav. Dist. Env. RB, BP Amoco Chemical Proj., Ser. 2000, 2.60%, 9/4/2001	8,900,000	8,900,000
275,980,003
Water & Sewer - 1.7%
Honolulu, HI City & Cnty. RB, Ser. 400, 2.23%, VRDN	3,462,500	3,462,500
Jefferson Cnty., AL Swr. RB, Ser. 323, 2.23%, VRDN	9,495,000	9,495,000
Olcese, CA Water Dist. COP, 3.50%, VRDN	9,800,000	9,800,000
Texas Wtr. Dev. Board RB, Ser. 264, 2.23%, VRDN	4,310,000	4,310,000
Washoe Cnty., NV Water Facs. PFOTER, 2.28%, VRDN	7,495,000	7,495,000
34,562,500
Total Municipal Obligations		1,971,660,942

EVERGREEN
Institutional Municipal Money Market Fund
(formerly, Evergreen Select Municipal Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Shares	Value
MUTUAL FUND SHARES - 0.6%
Federated Municipal Obligations Fund	$13,000,000	$13,000,000
Total Investments - (cost $1,984,660,942) - 99.7%		1,984,660,942
Other Assets and Liabilities - 0.3%		5,636,413
Net Assets - 100.0%		$1,990,297,355

The following table shows the percent of portfolio assets invested by geographic location as of August 31, 2001:
State	Percentage of Portfolio Assets
Alabama	3.5%
Alaska	0.3%
Arizona	1.1%
Arkansas	0.2%
California	7.2%
Colorado	5.4%
Connecticut	0.1%
Delaware	1.4%
Florida	1.3%
Georgia	5.0%
Hawaii	1.1%
Illinois	4.4%
Indiana	4.1%
Iowa	0.1%
Kansas	1.1%
Kentucky	3.8%
Louisiana	0.7%
Maine	0.4%
Maryland	0.9%
Massachusetts	0.7%
Mississipi	0.4%
Missouri	0.4%
Nebraska	0.5%
Nevada	0.7%
New Hampshire	0.2%
New York	3.6%
North Carolina	0.8%
Ohio	3.2%
Oklahoma	0.2%
Oregon	1.3%
Pennsylvania	0.4%
Rhode Island	1.8%
South Carolina	3.1%
South Dakota	0.7%
Tennessee	1.0%
Texas	5.4%
Utah	0.2%
Vermont	0.4%
Virginia	0.5%
Washington	3.1%
West Virginia	0.3%
Wisconsin	2.5%
Wyoming	3.1%
Non State Specific	23.4%
100.0%

See Combined Notes to Schedules of Investments.

 EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Schedule of Investments
August 31, 2001 (unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 15.8%
U.S. Treasury Notes:
6.00%, 7/31/2002	$75,000,000	$76,411,637
6.25%, 6/30/2002	50,000,000	51,039,078
6.25%, 8/31/2002	25,000,000	25,666,431
6.375%, 6/30/2002	50,000,000	51,109,571
6.625%, 5/31/2002	325,000,000	330,989,657
Total U.S. Treasury Obligations		535,216,374
REPURCHASE AGREEMENTS - 84.3%
ABN Amro, Inc., 3.64%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,060,667 (16)	150,000,000	150,000,000
Barclays DeZeote Wedd Securities, 3.62%, dated 8/31/2001, maturing 9/04/2001, maturity value $160,064,356 (17)	160,000,000	160,000,000
Credit Suisse First Boston Corp., 3.66%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,061,000 (18)	150,000,000	150,000,000
Deutsche Bank AG, 3.67%, dated 8/27/2001, maturing 9/04/2001, maturity value $100,081,555 (19)	100,000,000	100,000,000
Dresdner Bank AG, 3.65%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,060,833 (20)	150,000,000	150,000,000
Greenwich Capital Markets, 3.65%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,060,833 (21)	150,000,000	150,000,000
HSBC Securities, Inc., 3.65%, dated 8/27/2001, maturing 9/04/2001, maturity value $150,121,666 (22)	150,000,000	150,000,000
JP Morgan & Co., 3.63%, dated 8/31/2001, maturing 9/04/2001, maturity value $125,050,417 (23)	125,000,000	125,000,000
Lehman Brothers, Inc., 3.62%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,060,333 (24)	150,000,000	150,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.60%, dated 8/31/2001, maturing 9/04/2001, maturity value $75,030,000 (25)	75,000,000	75,000,000
Morgan Stanley & Co., 3.63%, dated 8/31/2001, maturing 9/04/2001, maturity value $75,030,250 (26)	75,000,000	75,000,000
Salomon Smith Barney, Inc.:
3.65%, dated 8/27/2001, maturing 9/04/2001, maturity value $150,121,666 (27)	150,000,000	150,000,000
3.68%, dated 8/27/2001, maturing 9/04/2001, maturity value $300,245,333 (28)	300,000,000	300,000,000
Societe Generale, 3.65%, dated 8/31/2001, maturing 9/04/2001, maturity value $266,724,971 (29)	266,616,843	266,616,843
State Street Bank & Trust Co., 3.63%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,060,500 (30)	150,000,000	150,000,000
Warburg Dillon Reed, LLC:
3.64%, dated 8/31/2001, maturing 9/04/2001, maturity value $150,060,667 (31)	150,000,000	150,000,000

EVERGREEN
Institutional Treasury Money Market Fund
(formerly, Evergreen Select Treasury Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
3.67%, dated 8/31/2001, maturing 9/04/2001, maturity value $300,122,333 (32)	$300,000,000	$300,000,000
West Deutsche Landesbank, 3.64%, dated 8/31/2001, maturing 9/04/2001, maturity value $100,040,444 (33)	100,000,000	100,000,000
Total Repurchase Agreements		2,851,616,843
Total Investments - (cost $3,386,833,217) - 100.1%		3,386,833,217
Other Assets and Liabilities - (0.1%)		(2,006,148)
Net Assets - 100.0%		$3,384,827,069

See Combined Notes to Schedules of Investments.

 EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen U.S. Government Money Market Fund)
Schedule of Investments
August 31, 2001 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 76.4%
FHLB:
3.505%, 9/3/2001	$35,000,000	$34,988,951
3.53%, 9/14/2001	35,000,000	34,985,347
3.625%, 8/28/2002	15,500,000	15,497,625
3.73%, 8/16/2002	25,000,000	25,000,000
3.757%, 9/21/2001	30,000,000	30,000,000
3.79%, 8/9/2002	10,000,000	10,000,000
3.826%, 9/5/2001	10,000,000	10,000,000
4.07%, 7/17/2002	5,000,000	5,000,000
5.50%, 3/1/2002	15,000,000	15,023,915
6.75%, 8/15/2002	14,800,000	15,217,265
FHLMC:
3.65%, 9/27/2002	17,210,000	17,210,000
3.95%, 8/13/2002	25,250,000	25,245,254
FNMA:
3.53%, 9/3/2001	35,000,000	35,000,000
3.60%, 9/4/2001	100,000,000	99,960,000
3.752%, 10/3/2001	25,000,000	25,000,000
3.976%, 9/5/2001	15,000,000	15,000,000
4.03%, 6/28/2002	10,000,000	10,000,000
SLMA:
3.846%, 9/4/2001	11,000,000	11,000,609
3.856%, 9/4/2001	6,000,000	5,999,522
3.926%, 9/4/2001	40,000,000	40,000,000
3.926%, 9/4/2001	75,000,000	75,000,000
Total U.S. Government & Agency Obligations		555,128,488
REPURCHASE AGREEMENTS - 23.3%
Deutsche Bank AG, dated 8/31/2001, maturing 9/4/2001, maturity value $100,040,777, 3.67%, 9/4/2001 (34)	100,000,000	100,000,000
Societe Generale, dated 8/31/2001, maturing 9/4/2001, maturity value $69,230,605, 3.65%, 9/4/2001 (35)	69,202,540	69,202,540
Total Repurchase Agreements		169,202,540
Total Investments - (cost $724,331,028) - 99.7%		724,331,028
Other Assets and Liabilities - 0.3%		1,819,111
Net Assets - 100.0%		$726,150,139

See Combined Notes to Schedules of Investments.

 EVERGREEN
Institutional U.S. Government Money Market Fund
(formerly, Evergreen U.S. Government Money Market Fund)
Schedule of Investments(Continued)
August 31, 2001 (unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.8%
U.S. Treasury Bills:
3.29%, 11/29/2001	$32,994,000	$32,735,080
3.31%, 10/11/2001	15,000,000	14,948,971
3.32%, 11/15/2001	21,940,000	21,794,538
3.375%, 10/4/2001	50,000,000	49,859,375
3.38%, 9/20/2001	50,000,000	49,924,889
3.38%, 9/27/2001	6,698,000	6,683,536
3.39%, 9/6/2001	20,000	19,996
3.39%, 9/27/2001	2,487,000	2,481,614
3.40%, 9/6/2001	30,000,000	29,994,333
3.40%, 9/20/2001	50,000,000	49,924,444
3.43%, 9/13/2001	18,128,000	18,112,455
3.43%, 9/20/2001	51,060,000	50,982,162
3.44%, 9/20/2001	2,405,000	2,401,323
3.46%, 9/6/2001	19,605,000	19,601,232
3.46%, 9/20/2001	12,295,000	12,276,093
3.47%, 9/20/2001	11,205,000	11,187,744
3.52%, 9/6/2001	72,735,000	72,720,796
3.53%, 9/6/2001	14,476,000	14,473,161
3.54%, 9/27/2001	83,948,000	83,758,138
U.S. Treasury Notes:
5.875%, 11/30/2001	27,007,000	27,142,355
6.125%, 12/31/2001	30,000,000	30,218,945
6.25%, 10/31/2001	75,000,000	75,262,291
6.25%, 1/31/2002	7,845,000	7,921,902
6.375%, 1/31/2002	12,525,000	12,674,270
6.50%, 3/31/2002	15,820,000	16,011,517
6.625%, 5/31/2002	1,865,000	1,906,023
7.50%, 11/15/2001	8,935,000	9,004,444
Total Investments - (cost $724,021,627) - 99.8%		724,021,627
Other Assets and Liabilities - 0.2%		1,648,685
Net Assets - 100.0%		$725,670,312

See Combined Notes to Schedules of Investments.

 Combined Notes to Schedules of Investments
August 31, 2001 (unaudited)

Symbol	Description
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the securities Act of 1933 as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

The repurchase agreements are fully collateralized by:
(1)	$12,257,000 U.S. Treasury STRIPS, 8.75%, 5/15/2017; value including accrued interest is $5,100,260.
(2)	$4,878,000 U.S. Treasury Notes, 6.50%, 3/31/2002; value including accrued interest is $5,100,486.
(3)	$5,140,000 U.S. Treasury Bills, 0.00%, 11/15/2001; value including accrued interest is $5,103,609.
(4)	$5,155,000 U.S. Treasury Bills, 0.00%, 12/27/2001; value including accrued interest is $5,100,300.
(5)	$5,135,000 U.S. Treasury Bills, 0.00%, 11/8/2001; value including accrued interest is $5,101,725.
(6)	$4,525,000 U.S. Treasury Bonds, 8.75%, 11/15/2008; value including accrued interest is $5,100,061.
(7)	$5,010,000 U.S. Treasury Notes, 5.00%, 8/15/2011; value including accrued interest is $5,102,304.
(8)	$5,270,000 U.S. Treasury STRIPS, 6.37%, 8/15/2002; value including accrued interest is $5,102,783.
(9)	$13,515,000 U.S. Treasury STRIPS, 8.87%, 2/15/2019; value including accrued interest is $5,101,237.
(10)	$5,225,000 U.S. Treasury STRIPS, 7.50%, 5/15/2002; value including accrued interest is $5,103,414.
(11)	$3,679,000 U.S. Treasury Bonds, 8.875%, 2/15/2019; value including accrued interest is $5,125,707.
(12)	$4,570,000 U.S. Treasury Notes, 6.50%, 2/15/2010; value including accrued interest is $5,107,039.
(13)	$47,363,000 U.S. Treasury Bills, 0.00%, 5/15/2007 to 11/15/2015; value including accrued interest is $25,525,999.
(14)	$27,900,000 U.S. Treasury Bonds, 3.55%, 8/15/2023; value including accrued interest is $30,635,009.
(15)	$5,100,000 U.S. Treasury Notes, 3.62%, 8/31/2003; value including accrued interest is $5,103,213.
(16)	$294,281,000 U.S. Treasury STRIPS, 0.00%, 11/15/2014 to 5/15/2016; value including accrued interest is $153,000,443.
(17)	$152,765,000 U.S. Treasury Notes, 5.875% to 6.50%, 3/31/2002 to 11/15/2004; value including accrued interest is $163,200,582.
(18)	$154,432,000 U.S. Treasury Bills, 0.00%, 12/06/2001 to 12/13/2001; value including accrued interest is $153,000,167.
(19)	$212,714,000 U.S. Treasury STRIPS, 5.75% to 11.75%, 8/15/2003 to 8/15/2026; value including accrued interest is $102,000,094.
(20)	$140,345,000 U.S. Treasury Notes, 5.75% to 6.50%, 2/15/2010 to 8/15/2010; value including accrued interest is $153,001,152.
(21)	$150,235,000 U.S. Treasury Notes, 5.00%, 8/15/2011; value including accrued interest is $153,002,917.
(22)	$366,540,125 U.S. Treasury STRIPS, 0.00% to 11.62%, 2/15/2002 to 8/15/2029; value including accrued interest is $152,778,807.
(23)	$127,165,000 U.S. Treasury Bonds, 5.375%, 2/15/2031; value including accrued interest is $127,501,596.
(24)	$367,299,000 U.S. Treasury STRIPS, 0.00% to 8.875%, 2/15/2012 to 8/15/2025; value including accrued interest is $153,001,373.
(25)	$85,025,000 U.S. Treasury STRIPS, 7.25%, 5/15/2004; value including accrued interest is $76,503,792.
(26)	$74,995,000 U.S. Treasury Notes, 5.625%, 9/30/2001; value including accrued interest is $76,875,675.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments(Continued)
August 31, 2001 (unaudited)

(27)	$61,295,000 U.S. Treasury Notes, 4.625%, 5/15/2006; value including accrued interest is $62,826,110; $72,440,000 U.S. Treasury Bonds, 7.25% to 8.125%, 5/15/2016 to 8/15/2021; value including accrued interest is $90,220,112.
(28)	$574,001,970 GNMA, 5.50% to 10.00%, 4/15/2006 to 8/15/2031; value including accrued interest is $306,000,001.
(29)	$7,456,000 U.S. Treasury Notes, 3.375%, 1/15/2007; value including accrued interest is $8,484,739; $180,958,000 U.S. Treasury Bonds, 8.75% to 8.875%, 5/15/2017 to 8/15/2020; value including accrued interest is $250,199,251; $57,451,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027; value including accrued interest is $13,365,401.
(30)	$44,135,000 U.S. Treasury Notes, 7.50%, 2/15/2005; value including accrued interest is $48,961,339; $72,800,000 U.S. Treasury Bonds, 7.625% to 10.625%, 8/15/2015 to 2/15/2025; value including accrued interest is $104,052,660.
(31)	$155,495,000 U.S. Treasury Bills, 0.00%, 2/28/2002; value including accrued interest is $153,002,422.
(32)	$384,037,875 GNMA, 5.50% to 12.00%, 04/15/2002 to 08/15/2031; value including accrued interest is $306,000,633.
(33)	$71,249,000 U.S. Treasury Notes, 5.75%, 8/15/2010; value including accrued interest is $76,002,662; $19,126,000 U.S. Treasury Bonds, 8.50%, 2/15/2020; value including accrued interest is $25,998,367.
(34)	$108,558,000 U.S. Treasury Bills, 0.00%, 12/27/2001 to 1/31/2002; value including accrued interest is $105,000,000.
(35)	$10,116,000 U.S. Treasury Notes, 6.75%, 5/15/2005; value including accrued interest is $10,964,859; $42,972,000 U.S Treasury Bonds, 8.75%, 5/15/2017; value including accrued interest is $58,285,719.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments(Continued)
August 31, 2001 (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
IDA	Industrial Development Authority
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
MTN	Medium Term Note
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RACERS	Restricted Assets Security Enhancement
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SLMA	Student Loan Mortgage Association
SPA	Securities Purchase Agreement
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2001.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Assets and Liabilities
August 31, 2001 (unaudited)

	Cash Management Fund	Cash Management Treasury Fund	Institutional Money Market Fund	Institutional Municipal Fund

Assets
Investments in securities	$534,205,253	$0	$13,449,306,291	$1,984,660,942
Investments in repurchase agreements	0	120,032,090	0	0

Investments at amortized cost	534,205,253	120,032,090	13,449,306,291	1,984,660,942
Cash	0	115,451	86,584	0
Receivable for Fund shares sold	0	0	8,021,953	1,950,000
Interest receivable	895,967	48,256	71,334,416	7,499,364
Deferred organization expenses	0	0	564	564
Receivable from investment advisor	123,659	51,423	0	0
Prepaid expenses and other assets	126,548	1,054	379,979	214,901

Total assets	535,351,427	120,248,274	13,529,129,787	1,994,325,771

Liabilities
Dividend payable	1,573,170	353,083	29,195,488	2,639,419
Payable for Fund shares redeemed	0	0	1,605,777	434,496
Due to custodian bank	0	0	0	833,469
Advisory fee payable	0	0	166,170	24,319
Distribution Plan expenses payable	10,129	6,120	99,666	16,884
Due to other related parties	3,489	788	90,612	13,265
Accrued expenses and other liabilities	136,310	20,024	379,187	66,564

Total liabilities	1,723,098	380,015	31,536,900	4,028,416

Net assets	$533,628,329	$119,868,259	$13,497,592,887	$1,990,297,355

Net assets represented by
Paid-in capital	$533,661,343	$119,870,291	$13,502,142,003	$1,990,104,091
Undistributed (overdistributed) net investment income	(9,681)	(2,032)	1,942	22,467
Accumulated net realized gains or losses on securities	(23,333)	0	(4,551,058)	170,797
Total net assets	$533,628,329	$119,868,259	$13,497,592,887	$1,990,297,355

Net assets consists of

Class I	$241,077,517	$13,057,703	$9,771,490,127	$1,359,839,042
Class AD	7,539	1,007	9,133,874	1,011
Class IN	39,215,031	1,007	86,830,557	36,615,473
Class IS	172,856,913	11,198,571	3,591,173,749	591,586,863
Class P	56,752,987	68,135,855	15,777,688	2,252,951
Class RV	13,692,498	20,009,453	19,677,995	1,008
Class RC	10,025,843	7,464,663	3,508,897	1,007
Total net assets	$533,628,329	$119,868,259	$13,497,592,887	$1,990,297,355
Shares outstanding
Class I	241,090,479	13,058,121	9,774,073,460	1,359,695,834
Class AD	7,504	1,012	9,133,828	1,010
Class IN	39,216,633	1,011	86,829,139	36,613,435
Class IS	172,870,180	11,198,092	3,593,163,820	591,535,932
Class P	56,756,550	68,137,598	15,776,995	2,252,856
Class RV	13,693,773	20,009,588	19,677,544	1,008
Class RC	10,026,224	7,464,870	3,508,848	1,007

Net asset value per share
Class I	$1.00	$1.00	$1.00	$1.00

Class AD	$1.00	$1.00	$1.00	$1.00

Class IN	$1.00	$1.00	$1.00	$1.00

Class IS	$1.00	$1.00	$1.00	$1.00

Class P	$1.00	$1.00	$1.00	$1.00

Class RV	$1.00	$1.00	$1.00	$1.00

Class RC	$1.00	$1.00	$1.00	$1.00

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Assets and Liabilities
August 31, 2001 (unaudited)

	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Assets
Investments in securities	$535,216,374	$555,128,488	$724,021,627
Investments in repurchase agreements	2,851,616,843	169,202,540	0

Investments at amortized cost	3,386,833,217	724,331,028	724,021,627
Cash	0	0	100,291
Receivable for Fund shares sold	320,846	0	0
Interest receivable	8,638,382	3,735,641	3,163,457
Deferred organization expenses	564	0	0
Receivable from investment advisor	0	4,624	79,115
Prepaid expenses and other assets	694,880	236,407	13,651

Total assets	3,396,487,889	728,307,700	727,378,141

Liabilities
Dividend payable	9,739,552	2,082,417	1,641,181
Payable for Fund shares redeemed	1,630,205	0	0
Advisory fee payable	40,644	0	0
Distribution Plan expenses payable	45,406	9,687	7,991
Due to other related parties	22,170	4,802	4,388
Accrued expenses and other liabilities	182,843	60,655	54,269

Total liabilities	11,660,820	2,157,561	1,707,829

Net assets	$3,384,827,069	$726,150,139	$725,670,312

Net assets represented by
Paid-in capital	$3,384,827,922	$726,128,298	$725,415,126
Undistributed net investment income	1,603	29,152	163,219
Accumulated net realized gains or losses on securities	(2,456)	(7,311)	91,967

Total net assets	$3,384,827,069	$726,150,139	$725,670,312

Net assets consists of
Class I	$1,815,599,315	$452,974,340	$422,572,710
Class AD	1,013	1,013	0
Class IN	1,012	1,013	0
Class IS	1,510,805,919	210,605,821	303,097,602
Class P	10,474,038	43,650,979	0
Class RV	37,799,383	12,874,245	0
Class RC	10,146,389	6,042,728	0

Total net assets	$3,384,827,069	$726,150,139	$725,670,312

Shares outstanding
Class I	1,815,601,111	452,959,758	422,407,088
Class AD	1,013	1,013	0
Class IN	1,012	1,013	0
Class IS	1,510,805,925	210,600,855	303,008,038
Class P	10,473,894	43,650,456	0
Class RV	37,798,315	12,873,682	0
Class RC	10,145,902	6,042,788	0

Net asset value per share
Class I	$1.00	$1.00	$1.00

Class AD	$1.00	$1.00	$-

Class IN	$1.00	$1.00	$-

Class IS	$1.00	$1.00	$1.00

Class P	$1.00	$1.00	$-

Class RV	$1.00	$1.00	$-

Class RC	$1.00	$1.00	$-

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Operations
August 31, 2001 (unaudited)

	Cash Management Fund	Cash Management Treasury Fund (a)	Institutional Money Market Fund	Institutional Municipal Fund

Investment income
Interest	8,485,229	1,130,300	264,886,604	32,919,738

Expenses
Advisory fee	438,326	66,111	6,280,387	1,067,213
Distribution Plan expenses	400,053	135,190	4,457,160	721,463
Administrative services fees	121,537	18,030	3,425,666	582,116
Transfer agent fee	615	349	247,843	64,420
Trustees’ fees and expenses	2,534	257	134,381	23,000
Printing and postage expenses	13,001	3,516	27,264	7,600
Custodian fee	53,340	8,324	1,179,806	262,019
Registration and filing fees	219,564	28,334	677,918	140,627
Professional fees	16,392	14,468	35,203	22,000
Organization expenses	0	0	1,404	1,404
Other	36,457	12,415	532,829	95,007

Total expenses	1,301,819	286,994	16,999,861	2,986,869
Less: Expense reductions	(14,827)	(1,714)	(147,917)	(33,961)
Fee waivers and expense reimbursements	(618,263)	(150,090)	0	0

Net expenses	668,729	135,190	16,851,944	2,952,908

Net investment income	7,816,500	995,110	248,034,660	29,966,830

Net realized gains or losses on securities	(23,333)	0	(142,151)	170,797

Net increase in net assets resulting from operations	$7,793,167	$995,110	$247,892,509	$30,137,627

(a) For the period from May 15, 2001 (commencement of operations) to August 31, 2001.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Operations
August 31, 2001 (unaudited)

	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Investment Income
Interest	73,051,177	13,404,936	13,523,412

Expenses
Advisory fee	1,865,002	372,614	665,604
Distribution Plan expenses	2,007,606	291,459	364,770
Administrative services fees	1,017,274	186,307	190,173
Transfer agent fee	13,738	1,311	752
Trustees’ fees and expenses	40,373	7,380	7,294
Printing and postage expenses	12,857	2,291	2,473
Custodian fee	378,024	69,025	60,493
Registration and filing fees	231,717	41,416	41,290
Professional fees	29,155	21,292	10,047
Organization expenses	1,404	0	0
Other	187,438	6,057	1,911

Total expenses	5,784,588	999,152	1,344,807
Less: Expense reductions	(46,978)	(8,422)	(8,602)
Fee waivers	0	(78,248)	(560,542)

Net expenses	5,737,610	912,482	775,663

Net investment income	67,313,567	12,492,454	12,747,749

Net realized gains or losses on securities	0	(7,311)	91,967

Net increase in net assets resulting from operations	$67,313,567	$12,485,143	$12,839,716

See Combined Notes to Financial Statements.

 EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Changes in Net Assets
August 31, 2001 (unaudited)

	Cash Management Fund	Cash Management Treasury Fund (a)	Institutional Money Market Fund	Institutional Municipal Fund

Operations
Net investment income	$7,816,500	$995,110	$248,034,660	$29,966,830
Net realized gains or losses on securities	(23,333)	0	(142,151)	170,797

Net increase in net assets resulting from operations	7,793,167	995,110	247,892,509	30,137,627

Distributions to shareholders from
Net investment income
Class I	(3,600,353)	(75,825)	(172,527,110)	(21,591,285)
Class AD	(5,087)	(1,016)	(70,579)	(10)
Class IN	(481,315)	(406)	(1,122,009)	(94,737)
Class IS	(1,990,953)	(265,781)	(74,093,478)	(8,310,778)
Class P	(1,417,060)	(426,853)	(34,793)	(7,924)
Class RV	(232,994)	(169,938)	(169,314)	(8)
Class RC	(98,419)	(57,323)	(15,435)	(8)

Total distributions to shareholders	(7,826,181)	(997,142)	(248,032,718)	(30,004,750)

Capital share transactions
Proceeds from shares sold	3,600,709,241	1,013,379,946	37,338,804,917	2,712,281,761
Net asset value of shares issued in reinvestment of distributions	531,424	57,184	78,930,577	8,888,968
Payment for shares redeemed	(3,067,579,322)	(893,566,839)	(33,439,882,458)	(2,339,343,213)

Net increase in net assets resulting from capital share transactions	533,661,343	119,870,291	3,977,853,036	381,827,516

Total increase in net assets	533,628,329	119,868,259	3,977,712,827	381,960,393
Net assets
Beginning of period	0	0	9,519,880,060	1,608,336,962

End of period	$533,628,329	$119,868,259	$13,497,592,887	$1,990,297,355

Undistributed (overdistributed) net investment income	$(9,681)	$(2,032)	$1,942	$22,467

(a) For the period from May 15, 2001 (commencement of operations) to August 31, 2001.

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Changes in Net Assets
August 31, 2001 (unaudited)

	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Operations
Net investment income	$67,313,567	$12,492,454	$12,747,749
Net realized gains or losses on securities	0	(7,311)	91,967

Net increase in net assets resulting from operations	67,313,567	12,485,143	12,839,716

Distributions to shareholders from
Net investment income
Class I	(37,238,255)	(8,528,272)	(7,021,339)
Class AD	(13)	(13)	0
Class IN	(13)	(13)	0
Class IS	(29,744,733)	(3,712,492)	(5,726,410)
Class P	(148,238)	(78,401)	0
Class RV	(114,610)	(126,841)	0
Class RC	(66,102)	(45,147)	0

Total distributions to shareholders	(67,311,964)	(12,491,179)	(12,747,749)

Capital share transactions
Proceeds from shares sold	5,171,179,084	1,142,189,878	925,482,951
Net asset value of shares issued in reinvestment of distributions	5,184,405	1,109,165	2,389,309
Payment for shares redeemed	(5,125,904,695)	(935,762,172)	(725,734,821)

Net increase in net assets resulting from capital share transactions	50,458,794	207,536,871	202,137,439

Total increase in net assets	50,460,397	207,530,835	202,229,406
Net assets
Beginning of period	3,334,366,672	518,619,304	523,440,906

End of period	$3,384,827,069	$726,150,139	$725,670,312

Undistributed net investment income	$1,603	$29,152	$163,219

See Combined Notes to Financial Statements.

EVERGREEN
Institutional Money Market Funds
(formerly, Evergreen Select Money Market Funds)
Statements of Changes in Net Assets
August 31, 2001 (unaudited)

	Institutional Money Market Fund	Institutional Municipal Fund	Institutional Treasury Fund	Institutional U.S. Government Fund	Institutional 100% Treasury Fund

Operations
Net investment income	$412,904,589	$53,617,415	$188,503,208	$20,859,505	$33,878,175
Net realized gains or losses on securities	(3,721,979)	96,471	0	26,894	127,778
Net increase in net assets resulting from operations	409,182,610	53,713,886	188,503,208	20,886,399	34,005,953
Distributions to shareholders from net investment income
Class I	(248,186,042)	(41,468,573)	(104,830,797)	(15,231,077)	(18,478,114)
Class IS	(164,718,547)	(12,210,950)	(83,672,411)	(5,628,428)	(15,400,061)
Total distributions to shareholders	(412,904,589)	(53,679,523)	(188,503,208)	(20,859,505)	(33,878,175)
Capital share transactions
Proceeds from shares sold	41,746,186,531	2,950,617,697	13,415,655,379	1,738,963,001	1,609,358,763
Net asset value of shares issued in reinvestment of distributions	117,990,107	11,752,006	13,703,985	2,452,806	5,207,794
Payment for shares redeemed	(38,888,232,194)	(2,420,230,089)	(13,287,927,839)	(1,360,987,456)	(1,622,671,040)
Net increase (decrease) in net assets resulting from apital share transactions	2,975,944,444	542,139,614	141,431,525	380,428,351	(8,104,483)
Total increase in net assets	2,972,222,465	542,173,977	141,431,525	380,455,245	(7,976,705)
Net assets
Beginning of period	6,547,657,595	1,066,162,985	3,192,935,147	138,164,059	531,417,611
End of period	$9,519,880,060	$1,608,336,962	$3,334,366,672	$518,619,304	$523,440,906
Undistributed (overdistributed) net investment income	$0	$60,387	$0	$27,877	$163,219

See Combined Notes to Financial Statements.

 Combined Notes to Financial Statements (unaudited)

1. ORGANIZATION

The Evergreen Institutional Money Market Funds (formerly, Evergreen Select Money Market Funds) include the following funds (collectively the “Funds”).

Current Name	Former Name
Evergreen Cash Management Money Market Fund (“Cash Management Fund”)
Evergreen Cash Management Treasury Money Market Fund (“Cash Management Treasury Fund”)
Evergreen Institutional Money Market Fund (“Institutional Money Market Fund”)	Evergreen Select Money Market Fund
Evergreen Institutional Municipal Money Market Fund (“Institutional Municipal Fund”)	Evergreen Select Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund (“Institutional Treasury Fund”)	Evergreen Select Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund (“Institutional U.S. Government Fund”)	Evergreen Select U.S. Government Money Market Fund
Evergreen Institutional 100% Treasury (“Institutional 100% Treasury Fund”)	Money Market Fund Evergreen Select 100% Treasury Money Market Fund

Each Fund is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Services (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares. All classes of shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class AD, Class IN, Class IS , Class P, Class RV and Class RC shares pay an ongoing distribution fee. Class I shares are not subject to distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However,

Combined Notes to Financial Statements (unaudited)

in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending

The Funds, except Institutional 100% Treasury Fund, may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

D. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

G. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

H. Organization Expenses

Organization expenses for Institutional Money Market Fund, Institutional Municipal Fund and Institutional Treasury Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On May 11, 2001, the Funds’ Board of Trustees approved the transfer of the investment advisory contracts with First Union National Bank to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, these transfers did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by Wachovia Corporation (formerly, First Union Corporation) and neither the fees nor services were changed.

Combined Notes to Financial Statements (unaudited) (Continued)

Evergreen Investment Management Company, LLC (“EIMC”), an indirect wholly owned subsidiary of Wachovia Corporation, is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily at the annual rates of each Fund’s average daily net assets as identified below.

Management Fee Rate
Cash Management Fund	0.22%
Cash Management Treasury Fund	0.22%
Institutional Money Market Fund	0.11%
Institutional Municipal Fund	0.11%
Institutional Treasury Fund	0.11%
Institutional U.S. Government Fund	0.12%
Institutional 100% Treasury Fund	0.21%

During the six months ended August 31, 2001, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund’s annualized expense ratio represented as a percentage of its average daily net assets were as follows:
	Fees Waived	Fees Reimbursed	% of Average Daily Net Assets
Cash Management Fund	$438,326	$179,937	0.30%
Cash Management Treasury Fund	66,111	83,979	0.49%
Institutional U.S. Government Fund	78,248	0	0.03%
Institutional 100% Treasury Fund	560,542	0	0.18%
Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of Wachovia Corporation, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.06% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of Wachovia Corporation, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for all share classes, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

Combined Notes to Financial Statements (unaudited) (Continued)

During the six months ended August 31, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class AD, Class IN, Class IS, Class P, Class RV and Class RC Distribution Plans were as follows:

	Class AD	Class IN	Class IS	Class P	Class RV	Class RC
Cash Management Fund	$68	$12,622	$132,036	$187,327	$43,423	$24,577
Cash Management Treasury Fund	14	13	18,811	65,741	35,108	15,503
Institutional Money Market Fund	911	27,984	4,386,884	4,675	32,816	3,890
Institutional Municipal Fund	0	3,768	715,770	1,919	3	3
Institutional Treasury Fund	0	0	1,940,392	23,926	24,720	18,568
Institutional U.S. Government Fund	0	0	242,311	11,788	25,585	11,775
Institutional 100% Treasury Fund	0	0	364,770	0	0	0

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I, Class AD, Class IN, Class IS, Class P, Class RV and Class RC. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Cash Management Fund

Six Months Ended August 31, 2001

Class I
Shares sold	1,536,759,685
Shares issued in reinvestment of distributions	19,776
Shares redeemed	(1,295,688,982)

Net increase	241,090,479

Class AD
Shares sold	19,844,919
Shares issued in reinvestment of distributions	71
Shares redeemed	(19,837,486)

Net increase	7,504

Class IN
Shares sold	68,079,944
Shares issued in reinvestment of distributions	464,371
Shares redeemed	(29,327,682)

Net increase	39,216,633

Class IS
Shares sold	937,671,723
Shares issued in reinvestment of distributions	47,152
Shares redeemed	(764,848,695)

Net increase	172,870,180

Class P
Shares sold	940,622,957
Shares issued in reinvestment of distributions	20
Shares redeemed	(883,866,427)

Net increase	56,756,550

Class RV
Shares sold	66,467,485
Shares issued in reinvestment of distributions	19
Shares redeemed	(52,773,731)

Net increase	13,693,773

Class RC (a)
Shares sold	31,262,528
Shares issued in reinvestment of distributions	15
Shares redeemed	(21,236,319)

Net increase	10,026,224

(a) For the period from March 26, 2001 (commencement of class operations) to August 31, 2001.

Combined Notes to Financial Statements (unaudited) (Continued)

Cash Management Treasury Fund

Period Ended August 31, 2001(a)

Class I
Shares sold	65,094,549
Shares issued in reinvestment of distributions	57,121
Shares redeemed	(52,093,550)

Net increase	13,058,120

Class AD
Shares sold	10,001,000
Shares issued in reinvestment of distributions	12
Shares redeemed	(10,000,000)

Net increase	1,012

Class IN
Shares sold	1,231,569
Shares issued in reinvestment of distributions	11
Shares redeemed	(1,230,569)

Net increase	1,011

Class IS
Shares sold	634,493,799
Shares issued in reinvestment of distributions	11
Shares redeemed	(623,295,718)

Net increase	11,198,092

Class P
Shares sold	208,683,689
Shares issued in reinvestment of distributions	10
Shares redeemed	(140,546,101)

Net increase	68,137,598

Class RV
Shares sold	20,494,575
Shares issued in reinvestment of distributions	10
Shares redeemed	(484,997)

Net increase	20,009,588

Class RC
Shares sold	73,380,765
Shares issued in reinvestment of distributions	9
Shares redeemed	(65,915,904)

Net increase	7,464,870

(a) For the period from May 15, 2001 (commencement of class operations) to August 31, 2001.

Combined Notes to Financial Statements (unaudited) (Continued)

Institutional Money Market Fund

	Six Months Ended August 31, 2001	Year Ended February 28, 2001

Class I
Shares sold	30,309,072,225	31,690,217,999
Shares issued in reinvestment of distributions	37,139,146	37,444,084
Shares redeemed	(26,836,139,228)	(29,312,054,316)

Net increase	3,510,072,143	2,415,607,767

Class AD (a)
Shares sold	9,866,357
Shares issued in reinvestment of distributions	70,768
Shares redeemed	(803,297)

Net increase	9,133,828

Class IN (a)
Shares sold 352,783,855
Shares issued in reinvestment of distributions	1,045,313
Shares redeemed	(267,000,029)

Net increase	86,829,139

Class IS
Shares sold	6,609,161,358	10,055,968,532
Shares issued in reinvestment of distributions	40,643,702	80,541,215
Shares redeemed	(6,316,950,521)	(9,576,177,877)

Net increase	332,854,539	560,331,870

Class P (a)
Shares sold	18,941,835
Shares issued in reinvestment of distributions	27,307
Shares redeemed	(3,192,147)

Net increase	15,776,995

Class RV (a)
Shares sold	33,776,871
Shares issued in reinvestment of distributions	4,280
Shares redeemed	(14,103,607)

Net increase	19,677,544

Class RC (a)
Shares sold	5,202,416
Shares issued in reinvestment of distributions	61
Shares redeemed	(1,693,629)

Net increase	3,508,848

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

Combined Notes to Financial Statements (unaudited) (Continued)

Institutional Municipal Fund

	Six Months EndedAugust 31, 2001	Year Ended February 28, 2001

Class I
Shares sold	2,118,078,257	2,147,670,975
Shares issued in reinvestment of distributions	1,561,450	1,559,146
Shares redeemed	(1,915,919,031)	(1,930,358,208)

Net increase	203,720,676	218,871,913

Class AD (a)
Shares sold	1,000
Shares issued in reinvestment of distributions	10
Shares redeemed	0

Net increase	1,010

Class IN (a)
Shares sold	36,532,537
Shares issued in reinvestment of distributions	94,737
Shares redeemed	(13,839)

Net increase	36,613,435

Class IS
Shares sold	555,419,035	802,942,736
Shares issued in reinvestment of distributions	7,224,832	10,192,860
Shares redeemed	(423,406,343)	(489,871,880)

Net increase	139,237,524	323,263,716

Class P (a)
Shares sold	2,248,932
Shares issued in reinvestment of distributions	7,924
Shares redeemed	(4,000)

Net increase	2,252,856

Class RV (a)
Shares sold	1,000
Shares issued in reinvestment of distributions	8
Shares redeemed	0

Net increase	1,008

Class RC (a)
Shares sold	1,000
Shares issued in reinvestment of distributions	7
Shares redeemed	0

Net increase	1,007

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

Combined Notes to Financial Statements (unaudited) (Continued)

Institutional Treasury Fund

	Six Months EndedAugust 31, 2001	Year Ended February 28, 2001

Class I
Shares sold	2,745,402,781	7,790,756,867
Shares issued in reinvestment of distributions	647,003	782,732
Shares redeemed	(2,714,509,606)	(7,693,466,848)

Net increase	31,540,178	98,072,751

Class AD (a)
Shares sold 1,000
Shares issued in reinvestment of distributions	13
Shares redeemed	0

Net increase	1,013

Class IN (a)
Shares sold	1,000
Shares issued in reinvestment of distributions	12
Shares redeemed	0

Net increase	1,012

Class IS
Shares sold	2,282,753,423	5,624,898,512
Shares issued in reinvestment of distributions	4,534,757	12,921,253
Shares redeemed	(2,326,789,700)	(5,594,460,991)

Net increase (decrease)	(39,501,520)	43,358,774

Class P (a)
Shares sold	73,725,840
Shares issued in reinvestment of distributions	11
Shares redeemed	(63,251,957)

Net increase	10,473,894

Class RV (a)
Shares sold	50,655,359
Shares issued in reinvestment of distributions	2,599
Shares redeemed	(12,859,643)

Net increase	37,798,315

Class RC (a)
Shares sold	18,639,681
Shares issued in reinvestment of distributions	10
Shares redeemed	(8,493,789)

Net increase	10,145,902

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

Combined Notes to Financial Statements (unaudited) (Continued)

Institutional U.S. Government Fund

	Six MonthsEnded August 31, 2001	Year Ended February 28, 2001

Class I
Shares sold	513,782,098	809,905,487
Shares issued in reinvestment of distributions	718,862	1,792,894
Shares redeemed	(452,572,632)	(558,823,683)

Net increase	61,928,328	252,874,698

Class AD (a)
Shares sold	1,000
Shares issued in reinvestment of distributions	13
Shares redeemed	0

Net increase	1,013

Class IN (a)
Shares sold	1,000
Shares issued in reinvestment of distributions	13
Shares redeemed	0

Net increase	1,013

Class IS
Shares sold	536,173,511	929,057,514
Shares issued in reinvestment of distributions	390,177	659,912
Shares redeemed	(453,524,097)	(802,163,773)

Net increase	83,039,591	127,553,653

Class P (a)
Shares sold	53,190,109
Shares issued in reinvestment of distributions	78
Shares redeemed	(9,539,731)

Net increase	43,650,456

Class RV (a)
Shares sold	18,169,783
Shares issued in reinvestment of distributions	11
Shares redeemed	(5,296,112)

Net increase	12,873,682

Class RC (a)
Shares sold	20,872,377
Shares issued in reinvestment of distributions	11
Shares redeemed	(14,829,600)

Net increase	6,042,788

(a) For the period from May 1, 2001 (commencement of class operations) to August 31, 2001.

Institutional 100% Treasury Fund

	Six MonthsEnded August 31, 2001	Year Ended February 28, 2001

Class I
Shares sold	423,721,544	778,629,209
Shares issued in reinvestment of distributions	1,428,924	3,173,173
Shares redeemed	(241,829,614)	(895,646,878)

Net increase (decrease)	183,320,854	(113,844,496)

Class IS
Shares sold	501,761,407	830,729,554
Shares issued in reinvestment of distributions	960,385	2,034,621
Shares redeemed	(483,905,207)	(727,024,162)

Net increase	18,816,585	105,740,013

Combined Notes to Financial Statements (unaudited) (Continued)

6. SECURITIES TRANSACTIONS The Institutional Treasury Fund loaned securities during the six months ended August 31, 2001 to certain brokers. During the six months ended August 31, 2001, the Fund earned $57,130 in income from securities lending. On August 31, 2001, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes. As of February 28, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Expiration
	Total	2004	2005	2006	2007	2008	2009
Institutional Money Market Fund	$4,397,796	$0	$5,662	$134,609	$238,898	$231,626	$3,787,001
Institutional Treasury Fund	2,456	384	0	2,072	0	0	0

Certain portions of the capital loss carryovers of the Institutional Money Market Fund and Institutional Treasury Fund were assumed as a result of acquisitions.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. As of February 28, 2001, the Institutional Money Market Fund had incurred and elected to defer post October losses of $11,111.

7. EXPENSE REDUCTIONS Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets
Cash Management Fund	$14,827	0.01%
Cash Management Treasury Fund	1,714	0.01%
Institutional Money Market Fund	147,917	0.00%
Institutional Municipal Fund	33,961	0.00%
Institutional Treasury Fund	46,978	0.00%
Institutional U.S. Government Fund	8,422	0.00%
Institutional 100% Treasury Fund	8,602	0.00%

8. DEFERRED TRUSTEES’ FEES Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT The Fund and certain other Evergreen Funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended August 31, 2001, the Funds had no borrowings under the agreement.

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Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund
Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund
State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund
Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund
Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund
Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund
Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund
Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund
Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

84774 543700 10/2001

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800.346.3858

Investor Services
800.343.2898

www.EvergreenInvestments.com

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